UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

The schedule of investments as of June 30, 2006 is filed herewith.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS-45.5%
U.S Treasury Bonds-9.1%

5.38% due 02/15/31	$15,000,000	$15,258,990

U.S. Treasury Notes-36.4%

4.50% due 02/28/11	9,000,000	8,775,702
4.50% due 11/15/15	8,000,000	7,620,000
4.50% due 02/15/16	2,000,000	1,902,812
5.13% due 05/15/16	43,000,000	42,949,604

		61,248,118

Total U.S. Government Obligations
(cost $78,542,698)		76,507,108

U.S. GOVERNMENT AGENCIES-54.8%
Federal Farm Credit Bank-0.7%

5.64% due 04/04/11	500,000	503,983
6.00% due 03/07/11	200,000	204,192
6.30% due 12/03/13	500,000	524,997

		1,233,172

Federal Home Loan Mortgage Corporation-0.0%

8.00% due 06/01/08	5,957	5,956
8.50% due 05/01/08	349	350

		6,306

Federal National Mortgage Association-0.6%

6.53% due 05/25/30 (1)	917,876	920,605
8.00% due 01/01/23	35,069	36,996
11.00% due 02/01/15	33	37
11.50% due 09/01/19	12,211	13,245

		970,883

Government National Mortgage Association-46.2%

4.50% due 05/15/18	1,139,011	1,085,810
4.50% due 08/15/18	1,863,808	1,776,755
4.50% due 09/15/18	5,121,179	4,881,982
4.50% due 10/15/18	5,042,482	4,806,961
4.50% due 09/15/33	5,379,502	4,948,706
5.00% due 04/15/18	5,324,806	5,171,568
5.00% due 08/15/33	2,210,120	2,093,790
5.00% due 09/15/33	1,005,740	952,803
5.00% due 10/15/33	709,366	672,029
5.00% due 11/15/34	246,863	233,914
5.50% due 11/15/32	16,122	15,651
5.50% due 03/15/33	544,206	528,151
5.50% due 04/15/33	685,441	665,219
5.50% due 05/15/33	1,537,874	1,492,504
5.50% due 06/15/33	7,317,343	7,101,470
5.50% due 07/15/33	2,006,420	1,947,227
5.50% due 10/15/33	2,018,910	1,959,349
5.50% due 12/15/33	405,981	394,004
5.50% due 01/15/34	3,969,871	3,851,278
5.50% due 02/15/34	2,398,420	2,326,771
6.00% due 01/15/28	4,229	4,208
6.00% due 04/15/28	1,570,399	1,563,761
6.00% due 05/15/28	3,078	3,062
6.00% due 10/15/28	18,384	18,292
6.00% due 03/15/29	103,487	102,912
6.00% due 04/15/29	53,149	52,854
6.00% due 05/15/29	99,461	98,908
6.00% due 06/15/29	30,133	29,965
6.00% due 04/15/31	31,142	30,940
6.00% due 05/15/31	61,369	60,971
6.00% due 11/15/31	280,979	279,157
6.00% due 12/15/31	744,349	739,521
6.00% due 01/15/32	234,607	233,072
6.00% due 02/15/32	54,050	53,696
6.00% due 03/15/32	12,213	12,134
6.00% due 08/15/32	332,288	330,114
6.00% due 11/15/32	50,504	50,173
6.00% due 12/15/32	9,667	9,604
6.00% due 01/15/33	21,481	21,338
6.00% due 02/15/33	142,767	141,813
6.00% due 03/15/33	110,091	109,356
6.00% due 04/15/33	429,453	426,584
6.00% due 07/15/33	302,925	300,902
6.00% due 08/15/33	3,044,690	3,024,818
6.00% due 09/15/33	430,326	427,451
6.00% due 10/15/33	1,870,413	1,857,918
6.00% due 11/15/33	199,366	198,034
6.00% due 12/15/33	1,053,068	1,046,032
6.00% due 02/15/34	436,277	433,255
6.00% due 05/15/34	55,970	55,582
6.00% due 06/15/34	49,583	49,240
6.00% due 07/15/34	3,210,542	3,188,307
6.00% due 08/15/34	214,160	212,677
6.00% due 09/15/34	2,097,129	2,082,606
6.00% due 10/15/34	6,016,550	5,974,883
6.00% due 11/15/34	693,089	688,289
6.00% due 12/15/34	494,374	490,950
6.00% due 01/15/35	942,937	935,576
6.00% due 06/15/35	407,377	404,197
6.00% due 08/15/35	1,587,542	1,575,149
6.50% due 02/15/29	20,214	20,522
6.50% due 05/15/31	21,323	21,618
6.50% due 06/15/31	65,604	66,513
6.50% due 07/15/31	56,481	57,264
6.50% due 08/15/31	86,102	87,295
6.50% due 09/15/31	202,040	204,840
6.50% due 10/15/31	397,461	402,970
6.50% due 11/15/31	14,591	14,794
6.50% due 12/15/31	28,467	28,861
6.50% due 01/15/32	38,591	39,105
6.50% due 02/15/32	700,679	710,019
6.50% due 06/15/32	91,719	92,942
7.00% due 07/15/23	38,627	39,839
7.00% due 10/15/23	89,868	92,687
7.00% due 09/15/25	292,145	301,571
7.00% due 03/20/29	22,789	23,361
7.00% due 06/20/29	3,577	3,667
7.00% due 11/20/30	92,193	94,508
7.50% due 04/15/17	11,185	11,629
7.50% due 08/15/23	251,543	263,008
7.50% due 09/15/23	647,544	677,060
7.50% due 10/15/23	16,990	17,765
8.00% due 11/15/06	157	158
8.00% due 02/15/08	679	690
9.00% due 12/15/16	103,562	110,842
11.00% due 08/20/15	289	313
11.00% due 09/20/15	631	686
11.50% due 06/15/13	2,710	2,955
11.50% due 05/20/15	3,900	4,298
12.50% due 09/15/14	7,083	7,776
13.00% due 01/15/11	2,658	2,924
13.00% due 02/15/11	4,239	4,662
13.00% due 03/15/11	236	259
13.00% due 04/15/11	521	573
13.00% due 09/15/13	5,120	5,645
13.00% due 10/20/14	1,141	1,242
13.00% due 11/15/14	780	862
13.00% due 02/20/15	691	755
13.50% due 02/15/13	11,464	12,736
15.00% due 01/15/12	462	522
15.00% due 02/15/12	1,114	1,260
15.00% due 06/15/12	11,950	13,509
15.00% due 09/15/12	661	747
15.50% due 09/15/11	36,039	40,777

		77,710,272

Private Export Funding-6.0%

5.87% due 07/31/08	10,000,000	10,079,240

Small Business Administration-1.3%

6.30% due 06/01/18	2,136,145	2,168,842

Total U.S. Government Agencies
(cost $95,399,558)		92,168,715

TOTAL INVESTMENTS
(cost $173,942,256)@	100.3%	168,675,823
Liabilities in excess of other assets	(0.3)	(447,912)

NET ASSETS	100.0%	$168,227,911

@	See Note 4 for cost of investments on a tax basis.
(1)	Collateralized mortgage obligation.

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS-13.7%
U.S. Treasury Notes-13.7%

4.50% due 02/28/11	$18,000,000	$17,551,404
4.50% due 11/15/15	1,000,000	952,500
4.50% due 02/15/16	7,000,000	6,659,842
5.13% due 05/15/16	30,000,000	29,964,840

Total U.S. Government Obligations
(cost $55,814,937)		55,128,586

U.S. GOVERNMENT AGENCIES-85.8%
Federal National Mortgage Association-2.1%

5.00% due 01/25/18 (1)	8,439,099	8,372,824

Government National Mortgage Association-83.5%

4.50% due 05/15/18	2,278,021	2,171,621
4.50% due 08/15/18	1,248,898	1,190,565
4.50% due 09/15/18	3,901,778	3,719,536
4.50% due 10/15/18	5,798,057	5,527,245
4.50% due 08/15/33	3,428,277	3,153,737
4.50% due 09/15/33	3,845,466	3,537,517
5.00% due 03/15/18	672,715	653,355
5.00% due 04/15/18	8,486,109	8,241,894
5.00% due 05/15/18	11,576,494	11,243,343
5.00% due 01/15/33	18,593	17,615
5.00% due 05/15/33	14,708	13,938
5.00% due 08/15/33	3,230,423	3,060,390
5.00% due 09/15/33	3,035,470	2,875,698
5.00% due 10/15/33	7,183,784	6,805,665
5.00% due 04/15/34	69,808	66,147
5.00% due 05/15/34	183,363	173,745
5.00% due 11/15/34	844,628	800,324
5.00% due 12/15/34	806,288	763,995
5.50% due 06/15/29	6,904	6,711
5.50% due 01/15/32	57,395	55,717
5.50% due 12/15/32	907,582	881,058
5.50% due 01/15/33	608,009	590,072
5.50% due 02/15/33	2,407,404	2,336,381
5.50% due 03/15/33	1,333,097	1,293,768
5.50% due 04/15/33	7,179,026	6,967,233
5.50% due 05/15/33	8,355,836	8,109,325
5.50% due 06/15/33	9,467,732	9,188,627
5.50% due 07/15/33	475,033	461,018
5.50% due 08/15/33	3,004,869	2,916,220
5.50% due 09/15/33	500,844	486,068
5.50% due 10/15/33	7,865,731	7,633,679
5.50% due 12/15/33	8,423,634	8,175,123
5.50% due 01/15/34	12,381,720	12,011,837
5.50% due 02/15/34	1,568,169	1,521,322
5.50% due 04/15/35	2,964,662	2,874,936
5.50% due 07/15/35	2,917,631	2,829,328
5.50% due 09/15/35	28,918,285	28,043,066
5.50% due 10/15/35	18,494,257	17,934,524
5.50% due 11/15/35	36,202,416	35,106,741
5.50% due 12/15/35	21,652,445	20,997,128
5.50% due 02/15/36	2,849,903	2,762,839
5.50% due 03/15/36	11,248,366	10,904,734
5.50% due 04/15/36	499,513	484,253
5.50% due 05/15/36	3,593,457	3,483,678
6.00% due 11/15/23	6,920	6,892
6.00% due 01/15/24	8,958	8,922
6.00% due 07/15/28	5,317	5,291
6.00% due 11/15/28	374,871	372,993
6.00% due 12/15/28	395,860	393,877
6.00% due 01/15/29	855,548	850,792
6.00% due 02/15/29	881,428	876,528
6.00% due 03/15/29	658,743	655,081
6.00% due 04/15/29	1,755,065	1,745,430
6.00% due 05/15/29	105,880	105,291
6.00% due 06/15/29	671,656	667,977
6.00% due 07/15/29	250,440	249,047
6.00% due 08/15/29	27,674	27,520
6.00% due 10/15/29	107,659	107,060
6.00% due 04/15/31	24,335	24,177
6.00% due 07/15/31	15,506	15,405
6.00% due 10/15/31	86,524	85,963
6.00% due 11/15/31	1,699,020	1,688,000
6.00% due 12/15/31	695,300	690,790
6.00% due 01/15/32	817,686	812,336
6.00% due 02/15/32	67,304	66,864
6.00% due 03/15/32	542,860	539,308
6.00% due 07/15/32	131,303	130,444
6.00% due 08/15/32	2,009,872	1,996,806
6.00% due 09/15/32	1,414,983	1,405,725
6.00% due 10/15/32	238,432	236,872
6.00% due 11/15/32	9,859	9,794
6.00% due 12/15/32	220,620	219,176
6.00% due 01/15/33	1,817,836	1,805,691
6.00% due 02/15/33	2,064,005	2,050,216
6.00% due 03/15/33	1,590,738	1,580,110
6.00% due 04/15/33	1,760,609	1,748,846
6.00% due 05/15/33	1,749,192	1,737,505
6.00% due 06/15/33	1,349,479	1,340,463
6.00% due 08/15/33	1,894,207	1,881,615
6.00% due 10/15/33	650,119	645,776
6.00% due 11/15/33	2,038,015	2,024,401
6.00% due 12/15/33	3,752,780	3,727,708
6.00% due 01/15/34	2,102,218	2,087,659
6.00% due 02/15/34	13,289,183	13,197,151
6.00% due 03/15/34	456,102	452,943
6.00% due 04/15/34	4,548,509	4,517,009
6.00% due 05/15/34	386,039	383,365
6.00% due 06/15/34	476,271	472,973
6.00% due 07/15/34	4,748,421	4,715,537
6.00% due 08/15/34	6,585,326	6,540,116
6.00% due 09/15/34	307,882	305,765
6.00% due 10/15/34	1,004,023	997,070
6.00% due 11/15/34	2,071,214	2,056,870
6.00% due 12/15/34	99,115	98,428
6.00% due 01/15/35	95,651	94,904
6.00% due 02/15/35	1,411,376	1,400,358
6.00% due 04/15/35	68,414	67,880
6.00% due 05/15/35	137,572	136,498
6.00% due 06/15/35	550,557	546,259
6.00% due 12/15/35	1,625,893	1,613,193
6.00% due 01/15/36	429,212	425,840
6.00% due 02/15/36	1,851,772	1,837,225
6.00% due 03/15/36	2,141,662	2,124,838
6.00% due 04/15/36	5,822,781	5,777,040
6.00% due 05/15/36	5,683,431	5,638,784
6.00% due 06/15/36	2,300,000	2,281,932
6.50% due 03/15/28	30,488	30,954
6.50% due 08/15/28	54,533	55,376
6.50% due 12/15/28	1,730	1,757
6.50% due 01/15/29	5,884	5,974
6.50% due 02/15/29	1,979	2,009
6.50% due 03/15/29	129,417	131,392
6.50% due 04/15/29	2,142	2,174
6.50% due 05/15/29	15,802	16,046
6.50% due 06/15/29	46,079	46,782
6.50% due 07/15/29	6,224	6,319
6.50% due 10/15/29	6,497	6,596
6.50% due 08/15/31	298,486	302,623
6.50% due 09/15/31	33,877	34,347
6.50% due 10/15/31	397,461	402,970
6.50% due 11/15/31	214,232	217,201
6.50% due 12/15/31	263,729	267,385
6.50% due 02/15/32	312,132	316,293
6.50% due 05/15/32	1,808,524	1,832,633
6.50% due 06/15/32	128,640	130,355
7.00% due 03/15/23	135,921	140,185
7.00% due 01/20/24	791	811
7.00% due 03/20/24	804	824
7.00% due 07/20/25	4,881	5,005
7.00% due 09/15/25	126,872	130,966
7.00% due 01/20/29	51,424	52,715
7.00% due 02/20/29	10,104	10,358
7.00% due 06/20/29	17,738	18,183
7.00% due 07/20/29	64,227	65,838
7.00% due 09/20/29	6,514	6,677
7.00% due 10/20/29	13,314	13,648
7.00% due 11/20/29	4,425	4,536
7.00% due 03/20/30	6,678	6,846
7.00% due 06/20/30	11,844	12,141
7.00% due 08/20/30	37,904	38,855
7.00% due 09/20/30	32,425	33,239
7.00% due 10/20/30	41,919	42,971
8.00% due 11/15/26	215,548	228,925
8.00% due 12/15/29	24,547	26,089
8.00% due 04/15/30	50,107	53,197
8.00% due 05/15/30	6,341	6,732
8.00% due 08/15/30	43,492	46,175
8.50% due 03/15/17	26,266	28,087
8.50% due 05/15/21	54,568	58,714
8.50% due 12/15/22	111,332	119,953
8.50% due 01/15/23	120,069	129,524
8.50% due 09/15/24	46,500	50,215
9.00% due 07/15/16	83,971	89,874
9.00% due 10/15/16	15,825	16,938

		337,625,452

Small Business Administration-0.2%

6.30% due 06/01/18	712,048	722,947

Total U.S. Government Agencies
(cost $357,461,479)		346,721,223

Total Long-Term Investment Securities-99.5%
(cost $413,276,416)		401,849,809

REPURCHASE AGREEMENT-0.4%

UBS Securities LLC Joint Repurchase Agreement(2) (cost $1,647,000)	1,647,000	1,647,000

TOTAL INVESTMENTS
(cost $414,923,416)@	99.9%	403,496,809
Other assets less liabilities	0.1	576,401

NET ASSETS	100.0%	$404,073,210

@	See Note 4 for cost of investments on a tax basis.
(1)	Collateralized mortgage obligation.
(2)	See Note 2 for details of Joint Repurchase Agreement.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006 — (unaudited)

Securities Description	Principal Amount/ Shares/ Rights/ Warrants **		Value (Note 1)
ASSET-BACKED SECURITIES-2.3%
Financial Services-2.3%

Banc of America Large Loan, Inc. Series 2005-BBA6, Class A2 5.37% due 01/15/19(1)(3)*		$350,000	$350,113
Bear Stearns Commercial Mtg. Securities Trust Series 2006 PW12, Class G 5.75% due 09/11/38(3)		404,000	390,680
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)		1,586,000	1,496,291
Commercial Mtg. Pass Through Certs. Series 2004-LB4A, Class A3 4.41% due 10/15/37		1,500,000	1,413,656
Credit Suisse Mtg. Capital Certs. Series 2006-TFLA, Class C 5.46% due 04/15/21(1)(3)*		550,000	550,345
Credit Suisse Mtg. Capital Certs. Series 2006-TFLA, Class D 5.48% due 04/15/21(1)(3)*		550,000	550,916
Credit Suisse First Boston Mtg. Series 2006 C1 Certs., Class AJ 5.56% due 02/15/39(4)		1,275,000	1,242,136
Deutsche Securities, Inc. Series 2006-AB2, Class A5A 6.09% due 06/25/36(3)		2,100,000	2,075,364
JP Morgan Chase Commercial Mtg. Securities Series 2006-LDP7, Class AJ 5.88% due 04/15/45(3)(6)		850,000	843,744
LB-UBS Commercial Mtg. Trust Series 2004-C4, Class C 5.13% due 06/15/36(3)(4)		100,000	96,717
MBNA Credit Card Master Note Trust Series 2006-1 Class B 5.42% due 7/15/06(1)(3)		1,000,000	1,002,165
Morgan Stanley Capital I, Inc. Series 2004-IQ8, Class C 5.30% due 06/15/40(3)		240,000	227,871
Wachovia Bank Commercial Mtg. Trust Series 2006 C25, Class G 5.95% due 05/15/43(3)(4)*		445,000	433,120
Washington Mutual Mtg. Securities Corp. Series 2005 AR1 Pass-Through Certs. Class A2 5.57% due 7/25/06(1)(3)		433,672	434,096

Total Asset-Backed Securities (cost $11,501,600)			11,107,214

BONDS & NOTES-33.3%
Aerospace & Military Technology-0.2%

DeCrane Aircraft Holdings Guaranteed Sr. Sec. Notes, Series B 12.00% due 09/30/08		175,000	131,250
Goodrich Corp. Notes 6.80% due 07/01/36		155,000	154,150
Raytheon Co. Sr. Notes 4.85% due 01/15/11		308,000	296,592
Raytheon Co. Sr. Notes 6.75% due 08/15/07		335,000	338,253

			920,245

Appliances & Household Durables-0.1%

Whirlpool Corp. Sr. Notes 6.50% due 06/15/16		270,000	266,117

Automotive-0.4%

Avis Budget Car Rental LLC Sr. Notes 7.58% due 05/15/14*(1)		150,000	149,625
Avis Budget Car Rental LLC Sr. Notes 7.63% due 05/15/14*		100,000	97,000
BREED Technologies, Inc. Guaranteed Sr. Sec. Notes 9.25% due 04/15/08+(5)(6)(9)(16)		500,000	0
Cooper-Standard Automotive, Inc. Guaranteed Notes 8.38% due 12/15/14		105,000	82,819
DaimlerChrysler NA Holding Corp. Guaranteed Notes 7.30% due 01/15/12		160,000	166,500
Dura Operating Corp. Sr. Notes 8.63% due 04/15/12		379,000	322,150
Exide Corp. 10.00% due 03/15/25+(6)(9)		225,000	0
Ford Motor Co. Bonds 6.38% due 02/01/29		44,000	30,360
Ford Motor Co. Bonds 6.63% due 10/01/28		200,000	138,000
General Motors Corp. Notes 8.25% due 07/15/23		1,100,000	866,250
Nationsrent, Inc. Sr. Notes 9.50% due 05/01/15		275,000	290,812
Stanadyne Corp. Sr. Sub. Notes 10.00% due 08/15/14		50,000	46,750

			2,190,266

Banks-1.3%

AAC Group Holding Corp. Sr. Notes 10.25% due 10/01/12(2)		375,000	292,500
ABN Amro North America Holdings Capital Bonds 6.52% due 11/08/12(17)*		160,000	161,691
Bank of America NA Sub. Notes 6.00% due 06/15/16		168,000	168,040
Bank of Tokyo-Mitsubishi UFJ, Ltd. Sub. Notes 7.40% due 06/15/11		100,000	106,126
Bank One Corp. Sub. Debentures 8.00% due 04/29/27		135,000	158,249
BB&T Capital Trust II Guaranteed Notes 6.75% due 06/07/36		204,000	203,230
Branch Banking & Trust Co. Sub. Notes 4.88% due 01/15/13		160,000	152,339
Charter One Bank NA Sub. Notes 6.38% due 05/15/12		734,000	759,700
Comerica, Inc. Sub. Notes 4.80% due 05/01/15		168,000	152,934
Downey Financial Corp. Notes 6.50% due 07/01/14		180,000	176,705
Golden West Financial Corp. Sr. Notes 4.75% due 10/01/12		354,000	335,397
Huntington National Bank Sub. Notes 6.60% due 06/15/18		177,000	179,386
Independence Community Bank Corp. Notes 3.50% due 06/20/08(17)		172,000	164,537
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16		240,000	236,718
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08		198,000	200,156
PNC Funding Corp. Guaranteed Notes 5.75% due 08/01/06		85,000	85,005
Popular North America, Inc. Guaranteed Notes 5.65% due 04/15/09		135,000	133,911
South Trust Bank NA Sub. Notes 4.75% due 03/01/13		340,000	319,000
Sovereign Bancorp, Inc. Sr. Notes 4.80% due 09/01/10		405,000	387,910
Sovereign Capital Trust VI Sr. Notes 7.91% due 06/13/36		341,000	346,036
US Bank NA Notes 3.90% due 08/15/08		217,000	210,154
Union Bank of California NA Sub. Notes 5.95% due 05/11/16		330,000	327,821
Washington Mutual Bank Sub. Notes 5.95% due 05/20/13		330,000	326,174
Washington Mutual Bank Sub. Notes 6.75% due 05/20/36		489,000	487,697
Western Financial Bank Sub. Debentures 9.63% due 05/15/12		333,000	366,432

			6,437,848

Broadcasting & Media-3.5%

Adelphia Communications Corp. Sr. Notes 10.25% due 06/15/11+(5)(16)		50,000	28,750
Allbritton Communications Co. Sr. Sub. Notes 7.75% due 12/15/12		650,000	643,500
AMC Entertainment, Inc. Sr. Sub. Notes 9.88% due 02/01/12		225,000	223,875
Belo Corp. Sr. Notes 6.75% due 05/30/13		145,000	144,603
Cablevision Systems Corp. Sr. Notes 9.62% due 04/01/09(1)		200,000	212,000
CBS Corp. Guaranteed Notes 6.63% due 05/15/11		320,000	328,425
Charter Communications Holdings II LLC Sr. Notes, Series B 10.25% due 09/15/10*		775,000	775,000
Chancellor Media CCU Guaranteed Notes 8.00% due 11/01/08		148,000	153,876
Charter Communications Holdings LLC Sr. Notes 8.63% due 04/01/09		2,050,000	1,578,500
Charter Communications Holdings LLC Sr. Notes 9.63% due 11/15/09		1,200,000	924,000
Charter Communications Holdings LLC Sr. Notes 9.92% due 04/01/11(2)		1,900,000	1,121,000
Charter Communications Holdings LLC Sr. Notes 10.25% due 01/15/10		25,000	16,500
Charter Communications Holdings LLC Sr. Notes 10.75% due 10/01/09		450,000	355,500
Charter Communications Holdings LLC Sr. Notes 11.13% due 01/15/11		1,500,000	930,000
Cinemark, Inc. Sr. Notes 9.75% due 03/15/14(2)		500,000	387,500
Clear Channel Communications, Inc. Bonds 4.90% due 05/15/15		329,000	280,831
COX Communications, Inc. Notes 7.13% due 10/01/12		317,000	327,880
COX Communications, Inc. Debentures 7.63% due 06/15/25		163,000	171,827
CSC Holdings, Inc. Sr. Debentures, Series B 8.13% due 08/15/09		250,000	254,375
Fisher Communications, Inc. Sr. Notes 8.63% due 09/15/14		950,000	988,000
Haights Cross Operating Co. Sr. Notes 11.75% due 08/15/11		150,000	153,563
Insight Communications Co., Inc. Sr. Sub. Notes 12.25% due 02/15/11(2)		900,000	951,750
Knight-Ridder, Inc. Debentures 6.88% due 03/15/29		90,000	81,193
Knight-Ridder, Inc. Debentures 7.15% due 11/01/27		205,000	191,629
Lin Television Corp. Sr. Sub. Notes 6.50% due 05/15/13		695,000	634,187
Medianews Group, Inc. Sr. Sub. Notes 6.38% due 04/01/14		20,000	17,500
Medianews Group, Inc. Sr. Sub. Notes 6.88% due 10/01/13		205,000	186,550
Network Communications, Inc. Sr. Notes 10.75% due 12/01/13*		75,000	73,875
News America, Inc. Sr. Debentures 7.30% due 04/30/28		173,000	175,432
Nexstar Finance, Inc. Sr. Sub. Notes 7.00% due 01/15/14		450,000	409,500
Paxson Communications Corp. Sr. Sec. Notes 11.32% due 01/15/13*(1)		1,700,000	1,704,250
Rogers Wireless, Inc. Sr. Notes 7.25% due 12/15/12		125,000	125,938
Telex Communications, Inc. Sr. Sec. Notes 11.50% due 10/15/08		50,000	52,750
Time Warner Entertainment Co. LP Sr. Debentures 8.38% due 03/15/23		458,000	509,283
Time Warner, Inc. Sr. Notes 6.75% due 04/15/11		190,000	194,790
Time Warner, Inc. Sr. Notes 7.25% due 10/15/17		151,000	158,098
Univision Communications, Inc. Sr. Notes 3.50% due 10/15/07		80,000	77,318
Vertis, Inc. Sr. Notes 9.75% due 04/01/09		100,000	101,750
Vertis, Inc. Sr. Notes 10.88% due 06/15/09		725,000	714,125
Viacom, Inc. Sr. Notes 6.88% due 04/30/36*		137,000	132,213
Young Broadcasting, Inc. Sr. Sub. Notes 8.75% due 01/15/14		100,000	83,500
Young Broadcasting, Inc. Sr. Sub. Notes 10.00% due 03/01/11		975,000	867,750

			17,442,886

Building Materials-0.4%

Dayton Superior Corp. Sr. Sec. Notes 10.75% due 09/15/08		867,000	880,005
Dayton Superior Corp. Sec. Notes 13.00% due 06/15/09		875,000	763,437
Interline Brands, Inc. Sr. Sub. Notes 8.13% due 06/15/14		275,000	274,313

			1,917,755

Business Services-1.5%

Affinity Group, Inc. Sr. Sub. Notes 9.00% due 02/15/12		814,000	809,930
Alderwoods Group, Inc. Sr. Notes 7.75% due 09/15/12		50,000	52,750
Allied Waste North America, Inc. Sr. Notes 8.50% due 12/01/08		650,000	672,750
AMR Holdco, Inc. Sr. Sub. Notes 10.00% due 02/15/15		125,000	130,938
Aramark Services, Inc. Sr. Notes 7.00% due 05/01/07		195,000	195,494
Associated Materials, Inc. Sr. Sub. Notes 9.75% due 04/15/12		625,000	621,875
Carriage Services, Inc. Sr. Notes 7.88% due 01/15/15		687,000	669,825
Corrections Corp. America Sr. Notes 6.25% due 03/15/13		200,000	188,000
Mobile Mini, Inc. Sr. Notes 9.50% due 07/01/13		98,000	104,860
Monitronics International, Inc. Sr. Sub. Notes 11.75% due 09/01/10		335,000	330,394
Pitney Bowes, Inc. Sr. Notes 4.75% due 01/15/16		256,000	233,033
Service Corp. International Notes 6.50% due 03/15/08		325,000	322,562
Service Corp. International Sr. Notes 6.75% due 04/01/16		1,225,000	1,127,000
Service Corp. International Sr. Notes 7.25% due 06/15/17*		400,000	374,000
Stewart Enterprises, Inc. Sr. Notes 6.25% due 02/15/13		725,000	660,656
United Rentals North America, Inc. Sr. Sub. Notes 7.75% due 11/15/13		1,050,000	997,500

			7,491,567

Chemicals-0.5%

BCI US Finance Corp. Sr. Sec. Notes 10.57% due 07/15/10*(1)		100,000	102,000
Eastman Chemical Co. Debentures 7.63% due 06/15/24		180,000	186,703
Equistar Chemicals LP Sr. Notes 10.63% due 05/01/11		275,000	295,281
ICI Wilmington, Inc. Guaranteed Notes 7.05% due 09/15/07		268,000	270,708
Monsanto Co. Sr. Notes 5.50% due 08/15/25		120,000	108,793
Phosphate Resource Partners LP Sr. Notes 7.00% due 02/15/08		375,000	375,938
Rockwood Specialties, Inc. Sr. Sub. Notes 7.50% due 11/15/14		625,000	612,500
Rockwood Specialties, Inc. Sr. Sub. Notes 10.63% due 05/15/11		55,000	58,781
Rohm & Haas Co. Debentures 7.85% due 07/15/29		160,000	187,100
Tronox Worldwide LLC Sr. Notes 9.50% due 12/01/12*		60,000	61,800
Westlake Chemical Corp. Sr. Notes 6.63% due 01/15/16		125,000	115,469

			2,375,073

Communication Equipment-0.2%

Cisco Systems, Inc. Sr. Notes 5.50% due 02/22/16		152,000	145,955
Rural Cellular Corp. Sr. Sub. Notes 9.75% due 01/15/10*		900,000	896,625
Rural Cellular Corp. Sr. Sub. Notes 10.90% due 11/01/12*(1)		200,000	205,250

			1,247,830

Computer Software-0.1%

Solar Capital Corp. Sr. Notes 9.13% due 08/15/13*		175,000	181,563
SS&C Technologies, Inc. Sr. Sub. Notes 11.75% due 11/01/12*		175,000	181,125

			362,688

Computers & Business Equipment-0.1%

Activant Solutions, Inc. Sr. Sub. Notes 9.50% due 05/01/16*		225,000	217,688
Computer Sciences Corp. Notes 3.50% due 04/15/08		150,000	144,078
Xerox Corp. Sr. Notes 7.63% due 06/15/13		275,000	277,062

			638,828

Conglomerate-0.2%

Covalence Specialty Materials Corp. Sr. Sub. Notes 10.25% due 03/01/16*		325,000	312,000
DI Finance LLC Sr. Sub. Notes 9.50% due 02/15/13		642,000	667,680
Park-Ohio Industries, Inc. Sr. Sub. Notes 8.38% due 11/15/14		75,000	66,000

			1,045,680

Electronics-0.4%

Advanced Micro Devices, Inc. Sr. Notes 7.75% due 11/01/12		244,000	248,880
Amkor Technologies, Inc. Sr. Notes 9.25% due 06/01/16		525,000	497,437
Arrow Electronics, Inc. Sr. Debentures 6.88% due 06/01/18		279,000	274,205
Avago Technologies Finance Sr. Notes 10.13% due 12/01/13*		350,000	368,375
Corning, Inc. Notes 6.20% due 03/15/16		96,000	95,369
L-3 Communications Corp. Sr. Sub. Notes 6.13% due 07/15/13		100,000	95,250
L-3 Communications Corp. Sr. Sub. Notes 6.38% due 10/15/15		100,000	95,500
Sanmina-Sci Corp. Sr. Sub. Notes 6.75% due 03/01/13		75,000	69,938

			1,744,954

Energy Services-0.4%

Allis-Chalmers Energy, Inc. Sr. Notes 9.00% due 01/15/14*		175,000	175,000
Dresser Rand Group, Inc. Sr. Sub. Notes 7.38% due 11/01/14		188,000	179,540
Grant Prideco, Inc. Sr. Notes 6.13% due 08/15/15		400,000	373,000
Gulfmark Offshore, Inc. Sr. Notes 8.25% due 07/15/14		250,000	243,750
Hanover Compressor Co. Sr. Notes 7.50% due 04/15/13		25,000	24,500
Hanover Compressor Co. Sr. Notes 8.63% due 12/15/10		75,000	77,625
Oslo Seismic Services, Inc. 1st Mtg. Notes 8.28% due 06/01/11		173,564	175,880
Pride International, Inc. Sr. Notes 7.38% due 07/15/14		50,000	50,250
Seitel, Inc. Sr. Notes 11.75% due 07/15/11		475,000	530,812
Weatherford International, Inc. Sr. Notes 5.50% due 02/15/16		214,000	204,155

			2,034,512

Energy Sources-3.0%

Alpha Natural Resources LLC Sr. Notes 10.00% due 06/01/08		99,000	105,930
Amerada Hess Corp. Bonds 7.88% due 10/01/29		202,000	225,366
Belden & Blake Corp. Sec. Notes 8.75% due 07/15/12		200,000	203,000
Brigham Exploration Co. Sr. Notes 9.63% due 05/01/14*		975,000	955,500
Calpine Corp. Sr. Sec. Notes 8.75% due 07/15/13*(5)(16)		4,298,000	4,040,120
Chaparral Energy, Inc. Sr. Notes 8.50% due 12/01/15*		1,550,000	1,542,250
Chesapeake Energy Corp. Sr. Notes 6.25% due 01/15/18		1,475,000	1,345,938
Chesapeake Energy Corp. Sr. Notes 6.63% due 01/15/16		925,000	860,250
Chesapeake Energy Corp. Sr. Notes 6.88% due 11/15/20		125,000	115,625
Colorado Interstate Gas Co. Debentures 6.85% due 06/15/37		150,000	150,533
ConocoPhillips Sr. Notes 7.00% due 03/30/29		125,000	137,087
Copano Energy LLC Sr. Notes 8.13% due 03/01/16*		250,000	248,750
Costilla Energy, Inc. Sr. Notes 10.25% due 10/01/06+(5)(6)(9)		500,000	0
Devon Energy Corp. Debentures 7.95% due 04/15/32		217,000	250,044
Duke Energy Field Services LLC Notes 6.88% due 02/01/11		178,000	183,847
Encore Acquisition Co. Sr. Sub. Notes 6.00% due 07/15/15		175,000	157,500
Encore Acquisition Co. Sr. Sub. Notes 6.25% due 04/15/14		50,000	46,000
EXCO Resources, Inc. Guaranteed Notes 7.25% due 01/15/11		125,000	120,000
Hilcorp Energy I LP Sr. Notes 7.75% due 11/01/15*		425,000	405,875
Hilcorp Energy I LP Sr. Notes 9.00% due 06/01/16*		150,000	151,125
Hilcorp Energy I LP Sr. Notes 10.50% due 09/01/10*		170,000	183,175
Markwest Energy Partners LP Sr. Notes 6.88% due 11/01/14		200,000	184,000
Mission Energy Holding Co. Sr. Sec. Notes 13.50% due 07/15/08		1,075,000	1,198,625
Newfield Exploration Co. Sr. Sub. Notes 6.63% due 09/01/14		150,000	142,875
Quicksilver Resources, Inc. Sr. Sub. Notes 7.13% due 04/01/16		200,000	187,500
Roseton Danskammer Guaranteed Pass-Through Certs., Series B 7.67% due 11/08/16		425,000	423,938
The Premcor Refining Group, Inc. Sr. Notes 6.75% due 02/01/11		335,000	343,465
Transmeridian Exploration, Inc. Sr. Notes 12.00% due 12/15/10*		325,000	328,250
Valero Energy Corp. Notes 7.50% due 04/15/32		538,000	584,110

			14,820,678

Financial Services-5.0%

Ameriprise Financial, Inc. Sr. Notes 5.35% due 11/15/10		81,000	79,420
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*		465,000	432,975
CIT Group, Inc. Sr. Notes 5.40% due 03/07/13		100,000	96,737
Consolidated Communications Holdings, Inc. Sr. Notes 9.75% due 04/01/12		347,000	357,410
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16		189,000	185,246
Countrywide Home Loans, Inc. Notes 4.13% due 09/15/09		90,000	85,590
Countrywide Home Loans, Inc. Guaranteed Notes 5.50% due 08/01/06		251,000	251,019
Eircom Funding Sr. Sub. Notes 8.25% due 08/15/13		125,000	132,500
ESI Tractebel Acquisition Corp. Guaranteed Bonds 7.99% due 12/30/11		210,000	216,286
Ford Motor Credit Co. Notes 5.70% due 01/15/10		58,000	50,804
Ford Motor Credit Co. Sr. Notes 5.80% due 01/12/09		3,742,000	3,418,572
Ford Motor Credit Co. Notes 6.38% due 11/05/08		123,000	115,046
Ford Motor Credit Co. Notes 8.63% due 11/01/10		75,000	70,156
Ford Motor Credit Co. Notes 9.47% due 07/17/06(1)		250,000	253,830
FTI Consulting, Inc. Sr. Notes 7.63% due 06/15/13		225,000	227,812
General Electric Capital Corp. Notes 1.00% due 03/21/12	JPY	105,000,000	876,104
General Electric Capital Corp. Notes 6.75% due 03/15/32		279,000	297,811
General Motors Acceptance Corp. Notes 6.75% due 12/01/14		2,050,000	1,904,081
General Motors Acceptance Corp. Notes 6.88% due 09/15/11		4,100,000	3,912,056
General Motors Acceptance Corp. Notes 6.88% due 08/28/12		60,000	56,530
General Motors Acceptance Corp. Notes 7.00% due 02/01/12		145,000	137,634
General Motors Acceptance Corp. Notes 7.25% due 03/02/11		425,000	412,041
General Motors Acceptance Corp. Notes 7.43% due 12/01/14(1)		925,000	896,086
General Motors Acceptance Corp. Notes 7.75% due 01/19/10		1,075,000	1,069,456
Genworth Global Funding Trusts Sec. Notes 5.75% due 05/15/13		330,000	329,155
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36		333,000	319,021
H & E Equipment Services LLC Guaranteed Sr. Sec. Notes 11.13% due 06/15/12		250,000	276,072
Hexion United States Finance Corp. Sr. Notes 9.00% due 07/15/14		1,070,000	1,083,375
HSBC Finance Corp. Sr. Notes 7.00% due 05/15/12		256,000	269,396
ING USA Global Funding Trust Notes 4.50% due 10/01/10		268,000	255,420
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16		240,000	229,332
Lehman Brothers Holdings, Inc. Sr. Notes 5.75% due 05/17/13		330,000	324,897
Lehman Brothers Holdings, Inc., Series H Notes 4.50% due 07/26/10		120,000	114,636
MedCath Holdings Corp. Sr. Notes 9.88% due 07/15/12		175,000	180,688
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16		330,000	329,040
Nexstar Finance Holdings LLC Sr. Notes 11.38% due 04/01/13(2)		175,000	141,750
NGC Corp. Capital Trust Sub. Notes 8.32% due 06/01/27		3,150,000	2,693,250
PCA LLC Sr. Notes 11.88% due 08/01/09(9)		325,000	61,750
Pricoa Global Funding I Notes 3.90% due 12/15/08*		100,000	95,870
Pricoa Global Funding I Notes 4.63% due 06/25/12*		50,000	46,925
Principal Life Global Funding I Notes 5.25% due 01/15/13*		296,000	287,396
Residential Capital Corp. Sr. Notes 6.38% due 06/30/10		1,066,000	1,051,493
Residential Capital Corp. Sr. Notes 6.50% due 04/17/13		155,000	152,108
Solectron Global Finance Ltd. Sr. Sub. Notes 8.00% due 03/15/16*		175,000	172,375
Swiss Re Capital I LP Guaranteed Notes 6.85% due 05/25/16*(17)		149,000	144,921
Terra Capital, Inc. Guaranteed Sr. Sec. Notes 11.50% due 06/01/10		162,000	176,580
Terra Capital, Inc. Guaranteed Sr. Sec. Notes 12.88% due 10/15/08		75,000	84,937
Transamerica Finance Corp. Sr. Notes 6.40% due 09/15/08		36,000	36,439
UBS Preferred Funding Trust V Sub. Notes 6.24% due 05/15/16(17)		330,000	325,107

			24,717,135

Food, Beverage & Tobacco-0.4%

Dole Food Co., Inc. Sr. Notes 8.88% due 03/15/11		175,000	164,063
Foster’s Finance Corp. Notes 6.88% due 06/15/11*		142,000	147,177
Le Natures, Inc. Sr. Sub. Notes 10.00% due 06/15/13*		325,000	341,250
Smithfield Foods, Inc. Sr. Notes, Series B 7.75% due 05/15/13		550,000	539,000
Wornick Co. Sr. Notes 10.88% due 07/15/11		800,000	806,000

			1,997,490

Forest Products-0.8%

Boise Cascade LLC Sr. Notes 7.94% due 10/15/12(1)		549,000	546,255
Bowater, Inc. Notes 6.50% due 06/15/13		750,000	652,500
Caraustar Industries, Inc. Notes 7.38% due 06/01/09		425,000	401,625
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26		375,000	329,062
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23		1,110,000	1,023,975
MeadWestvaco Corp. Guaranteed Notes 6.85% due 04/01/12		352,000	358,236
Pliant Corp. Notes 11.13% due 09/01/09(5)(16)		545,000	574,975
Plum Creek Timberlands LP Guaranteed Notes 5.88% due 11/15/15		294,000	280,843

			4,167,471

Health Services-1.3%

Aetna, Inc. Sr. Notes 6.63% due 06/15/36		175,000	173,102
Community Health Systems, Inc. Sr. Sub. Notes 6.50% due 12/15/12		151,000	143,261
Concentra Operating Corp. Sr. Sub. Notes 9.13% due 06/01/12		180,000	186,300
Concentra Operating Corp. Sr. Sub. Notes 9.50% due 08/15/10		30,000	31,050
Genesis Healthcare Corp. Sr. Sub. Notes 8.00% due 10/15/13		75,000	78,469
HCA, Inc. Notes 6.38% due 01/15/15		4,714,000	4,367,752
HCA, Inc. Notes 6.75% due 07/15/13		600,000	572,957
Psychiatric Solutions, Inc. Sr. Sub. Notes 7.75% due 07/15/15		217,000	212,389
Tenet Healthcare Corp. Notes 7.38% due 02/01/13		125,000	114,062
Tenet Healthcare Corp. Sr. Notes 9.25% due 02/01/15*		250,000	245,625
Triad Hospitals, Inc. Sr. Sub. Notes 7.00% due 11/15/13		50,000	48,625
US Oncology, Inc. Sr. Sub. Notes 10.75% due 08/15/14		25,000	27,125

			6,200,717

Household & Personal Products-0.1%

Procter & Gamble Co. Bonds 2.00% due 06/21/10	JPY	79,000,000	705,802

Housing & Household Durables-0.0%

Stanley Works Capital Trust I Bonds 5.90% due 12/01/10*(17)		135,000	125,925

Insurance-0.6%

Ace INA Holdings, Inc. Guaranteed Notes 6.70% due 05/15/36		180,000	172,609
Americo Life, Inc. Notes 7.88% due 05/01/13*		38,000	38,065
AmerUs Group Co. Sr. Notes 6.58% due 05/16/11		310,000	313,540
Crum & Forster Holdings Corp. Sr. Notes 10.38% due 06/15/13		125,000	127,188
Great West Life & Annuity Insurance Co. Bonds 7.15% due 05/16/16*(17)		550,000	537,203
Marsh & McLennan Cos., Inc. Notes 5.38% due 07/15/14		135,000	125,696
Metlife, Inc. Sr. Notes 5.00% due 11/24/13		203,000	190,975
Metropolitan Life Global Funding I Sr. Notes 4.63% due 08/19/10*		135,000	129,343
MIC Financing Trust I Pass-Through Certs. 8.38% due 02/01/27*		123,000	124,029
Nationwide Life Global Funding I Sr. Notes 5.35% due 03/15/11*		200,000	196,818
Ohio Casualty Corp. Sr. Notes 7.30% due 06/15/14		262,000	264,990
St. Paul Travel Cos., Inc. Sr. Notes 6.75% due 06/20/36		56,000	55,290
Torchmark Corp. Notes 6.38% due 06/15/16		140,000	138,937
XL Capital, Ltd. Sr. Notes 6.38% due 11/15/24		352,000	332,888

			2,747,571

Internet Software-0.0%

Oracle Corp. Notes 5.00% due 01/15/11		118,000	113,879

Leisure & Tourism-3.7%

American Airlines, Inc. Series 2001-1, Class A-2 6.82% due 05/23/11		2,250,000	2,193,750
Atlas Air, Inc. Pass-Through Certs., Series 1999-1, Class A-2 6.88% due 07/02/09		233,404	226,401
Atlas Air, Inc. Pass-Through Certs., Series 1999-1, Class A-1 7.20% due 01/02/19		1,770,125	1,752,423
Atlas Air, Inc. Pass-Through Certs., Series 1999-1, Class B 7.63% due 01/02/15		1,701,936	1,667,897
Atlas Air, Inc. Pass-Through Certs., Series 2000-1, Class A 8.71% due 01/02/19		374,050	388,077
Atlas Air, Inc. Pass-Through Certs., Series 1999-1, Class C 8.77% due 01/02/11		62,428	50,567
Atlas Air, Inc. Pass-Through Certs., Series 2000-1, Class B 9.06% due 07/02/17		552,091	579,696
Brunswick Corp. Notes 5.00% due 06/01/11		103,000	97,172
Chukchansi Economic Development Authority Sr. Notes 8.78% due 11/15/12*(1)		150,000	153,000
Circus & Eldorado Silver Legacy Capital Corp. Mtg. Notes 10.13% due 03/01/12		575,000	607,344
Continental Airlines, Inc. Pass-Through Certs., Series 1999-1, Class A 6.55% due 08/02/20		682,452	675,878
Continental Airlines, Inc. Pass-Through Certs., Series 1999-1, Class C 6.95% due 08/02/09		108,267	103,490
Continental Airlines, Inc. Pass-Through Certs., Series 1999-2, Class C-1 7.73% due 03/15/11		186,534	173,442
Continental Airlines, Inc. Pass-Through Certs., Series 2000-2, Class B 8.31% due 10/02/19		64,786	62,126
Delta Airlines, Inc. Series 2000 1 Pass-Through Cert., Class 2A 7.57% due 05/18/12(16)		1,125,000	1,129,219
Delta Airlines, Inc. Sr. Notes 9.50% due 11/18/08*(5)(16)		375,000	375,937
Eldorado Casino Shreveport 1st Mtg. Notes 10.00% due 08/01/12(7)(9)		1,420,813	877,899
Eldorado Resorts LLC Sr. Notes 9.00% due 04/15/14(6)(9)		425,000	425,000
Gaylord Entertainment Co. Sr. Notes 6.75% due 11/15/14		825,000	773,437
Harrah’s Operating Co., Inc. Notes 6.50% due 06/01/16		642,000	625,555
Hilton Hotels Corp. Sr. Notes 7.20% due 12/15/09		68,000	69,177
K2, Inc. Sr. Notes 7.38% due 07/01/14*		125,000	120,000
MGM Mirage, Inc. Sr. Notes 5.88% due 02/27/14		2,450,000	2,195,812
Northwest Airlines 2001 1 Pass-through Cert., Class 1A1 7.04% due 04/01/22(16)		374,162	373,226
Pokagon Gaming Authority Sr. Notes 10.38% due 06/15/14*		75,000	77,531
Riviera Holdings Corp. Guaranteed Notes 11.00% due 06/15/10#		135,000	142,763
Starwood Hotels & Resorts Worldwide Sr. Notes 7.88% due 05/01/12		250,000	260,938
Station Casinos, Inc. Sr. Sub. Notes 6.63% due 03/15/18		1,325,000	1,199,125
True Temper Sports, Inc. Sr. Sub. Notes 8.38% due 09/15/11		600,000	546,000
United Air Lines, Inc. Certs., Series 2001-1, Class A-2 6.20% due 03/01/10		157,153	157,153
Waterford Gaming LLC Sr. Notes 8.63% due 09/15/12*		181,000	190,955

			18,270,990

Machinery-0.2%

Case New Holland, Inc. Sr. Notes 6.00% due 06/01/09		325,000	316,063
Indalex Holding Corp. Sr. Notes 11.50% due 02/01/14*		500,000	510,000
Magnachip Semiconductor SA 2nd Priority Sr. Sec. Notes 6.88% due 12/15/11		75,000	67,875
Venture Holdings Co. LLC Sr. Sub. Notes 11.00% due 06/01/07+(5)(6)(9)(16)		100,000	125

			894,063

Manufacturing-0.1%

American Standard, Inc. Guaranteed Notes 5.50% due 04/01/15		204,000	191,317
American Standard, Inc. Guaranteed Notes 7.38% due 02/01/08		152,000	154,824
Timken Co. Notes 5.75% due 02/15/10		162,000	158,554

			504,695

Medical Products-0.4%

AmerisourceBergen Corp. Sr. Notes 5.88% due 09/15/15*		525,000	494,812
CDRV Investors, Inc. Sr. Notes 9.63% due 01/01/15(2)		325,000	219,375
Encore Med IHC, Inc. Sr. Sub. Notes 9.75% due 10/01/12		75,000	75,375
Inverness Medical Innovations, Inc. Sr. Sub. Notes 8.75% due 02/15/12		425,000	412,250
Mylan Labs, Inc. Sr. Notes 5.75% due 08/15/10		25,000	23,813
Mylan Labs, Inc. Sr. Notes 6.38% due 08/15/15		125,000	119,375
Spheris, Inc. Sr. Sub. Notes 11.00% due 12/15/12		150,000	139,500
Universal Hospital Services, Inc. 10.13% due 11/01/11		250,000	260,000

			1,744,500

Metals & Mining-0.5%

Allegheny Technologies, Inc. Notes 8.38% due 12/15/11		75,000	77,438
Associated Materials, Inc. Sr. Disc. Notes 11.25% due 03/01/14(2)		250,000	150,625
Barrick Gold Finance Co. Debentures 7.50% due 05/01/07		233,000	236,245
Chaparral Steel Co. Sr. Notes 10.00% due 07/15/13		300,000	327,000
Metals USA, Inc. Sr. Notes 11.13% due 12/01/15*		450,000	492,750
Newmont Mining Corp. Notes 8.63% due 05/15/11		146,000	161,879
Owens-Brockway Glass Container, Inc. Sr. Sec. Notes 8.25% due 05/15/13		375,000	375,937
Owens-Brockway Glass Container, Inc. Sr. Notes 8.88% due 02/15/09		675,000	695,250
Renco Metals, Inc. Guaranteed Notes 11.50% due 07/01/03+(5)(6)(9)(15)(16)		500,000	0

			2,517,124

Pharmaceuticals-0.2%

Abbott Laboratories Notes 5.88% due 05/15/16		348,000	345,019
American Home Products Notes 6.95% due 03/15/11		158,000	164,826
Merck & Co., Inc. Notes 2.50% due 03/30/07		40,000	39,108
Wyeth Notes 5.50% due 02/01/14		250,000	241,561
Wyeth Notes 6.00% due 02/15/36		168,000	156,592

			947,106

Real Estate Companies-0.1%

EOP Operating LP Sr. Notes 7.00% due 07/15/11		321,000	333,475
ERP Operating LP Notes 5.38% due 08/01/16		177,000	166,120

			499,595

Real Estate Investment Trusts-0.8%

Duke Realty Corp. Notes 5.50% due 03/01/16		150,000	142,266
Heritage Property Investment Trust, Inc. Notes 4.50% due 10/15/09		152,000	145,455
Mack-Cali Realty LP Bonds 5.80% due 01/15/16		156,000	149,075
National Health Investors, Inc. Notes 7.30% due 07/16/07		100,000	100,614
Omega Healthcare Investors, Inc. Sr. Notes 7.00% due 04/01/14		200,000	189,000
Reckson Operating Partnership LP Sr. Notes 6.00% due 03/31/16		86,000	83,274
Senior Housing Properties Trust Sr. Notes 8.63% due 01/15/12		2,027,000	2,143,553
Simon Property Group LP Notes 6.35% due 08/28/12		155,000	157,267
Trustreet Properties, Inc. Sr. Notes 7.50% due 04/01/15		775,000	763,375

			3,873,879

Restaurants-0.1%

Dave & Busters, Inc. Sr. Notes 11.25% due 03/15/14*		250,000	240,000
Restaurant Co. Sr. Notes 10.00% due 10/01/13		100,000	91,500
Sbarro, Inc. Sr. Notes 11.00% due 09/15/09		94,000	95,763

			427,263

Retail Stores-0.9%

Acco Brands Corp. Sr. Sub. Notes 7.63% due 08/15/15		75,000	69,563
Collins & Aikman Floor Cover Guaranteed Notes 9.75% due 02/15/10		273,000	268,223
General Nutrition Centers, Inc. Sr. Sub. Notes 8.50% due 12/01/10		350,000	338,625
Jostens Holding Corp. Sr. Notes 10.25% due 12/01/13(2)		323,000	253,555
Neiman Marcus Group, Inc. Sr. Notes 9.00% due 10/15/15*		375,000	391,875
NPC International, Inc. Sr. Sub. Notes 9.50% due 05/01/14*		950,000	919,125
Prestige Brands, Inc. Sr. Sub. Notes, Series B 9.25% due 04/15/12		100,000	98,000
Rent-Way, Inc. Sr. Sec. Notes 11.88% due 06/15/10		758,000	779,792
Rite Aid Corp. Guaranteed Notes 8.13% due 05/01/10		200,000	201,000
Saks, Inc. Guaranteed Notes 9.88% due 10/01/11		375,000	401,250
Visant Holding Corp. Sr. Notes 8.75% due 12/01/13*		525,000	506,625

			4,227,633

Telecommunications-2.2%

Alltel Corp. Sr. Notes 4.66% due 05/17/07		53,000	52,609
American Cellular Corp. Sr. Notes 10.00% due 08/01/11		1,800,000	1,894,500
Centennial Communications Corp. Sr. Notes 10.00% due 01/01/13		61,000	60,390
Centennial Communications Corp. Guaranteed Sr. Notes 10.13% due 06/15/13		200,000	210,500
Centennial Communications Corp. Sr. Notes 10.74% due 01/01/13(1)		525,000	535,500
Cincinnati Bell, Inc. Sr. Notes 7.00% due 02/15/15		150,000	141,375
Cincinnati Bell, Inc. Notes 7.25% due 06/15/23		25,000	23,875
Cingular Wireless Services, Inc. Sr. Notes 7.88% due 03/01/11		841,000	905,860
Embarq Corp. Notes 7.08% due 06/01/16		155,000	154,149
GTE Northwest, Inc. Debentures, Series D 5.55% due 10/15/08		55,000	54,348
GTE Southwest, Inc. 1st Mtg. Notes 8.50% due 11/15/31		230,000	258,766
Insight Midwest LP Sr. Notes 9.75% due 10/01/09		100,000	102,000
Intelsat, Ltd. Sr. Notes 9.25% due 02/01/15*(2)		550,000	379,500
Intelsat, Ltd. Sr. Notes 11.25% due 06/15/16*		400,000	410,000
LCI International, Inc. Sr. Notes 7.25% due 06/15/07		4,350,000	4,339,125
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29		174,000	180,157
Nordic Telephone Co. Holdings Sr. Notes 8.88% due 05/01/16*		425,000	436,687
Rural Cellular Corp. Sr. Notes 8.25% due 03/15/12*		350,000	359,188
Sprint Capital Corp. Guaranteed Notes 6.88% due 11/15/28		48,000	48,356
Verizon New York, Inc. Debentures, Series A 6.88% due 04/01/12		117,000	118,555

			10,665,440

Transportation-0.2%

Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36		323,000	364,103
Phi, Inc. Sr. Notes 7.13% due 04/15/13*		325,000	306,313
Ryder Systems, Inc. Notes 5.00% due 06/15/12		131,000	122,768

			793,184

Utilities-3.4%

AES Corp. Sr. Sec. Notes 8.75% due 05/15/13*		1,350,000	1,444,500
American Electric Power Co., Inc. Sr. Notes 4.71% due 08/16/07(2)		370,000	365,471
Appalachian Power Co. Sr. Notes 5.00% due 06/01/17		186,000	167,003
Atlas Pipeline Partners LP Sr. Notes 8.13% due 12/15/15*		300,000	298,875
CenterPoint Energy Houston Electric LLC Sec. Bonds 5.60% due 07/01/23		244,000	227,566
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11		290,000	310,023
CenterPoint Energy, Inc. Sr. Notes 5.88% due 06/01/08		150,000	149,703
Cincinnati Bell Telephone Co. Guaranteed Notes 7.18% due 12/15/23		50,000	50,000
Cincinnati Bell Telephone Co. Guaranteed Notes 7.20% due 11/29/23		225,000	217,125
Consolidated Natural Gas Co. Sr. Notes 5.38% due 11/01/06		114,000	113,834
Consumers Energy Co. 1st Mtg. Notes 4.25% due 04/15/08		180,000	174,953
Dominion Resources, Inc. Sr. Notes 5.69% due 05/15/08(2)		176,000	175,454
Duke Energy Corp. Sr. Notes 4.20% due 10/01/08		305,000	294,614
Duquesne Light Holdings, Inc. Bonds 6.25% due 08/15/35		48,000	43,009
Edison Mission Energy Sr. Notes 7.50% due 06/15/13*		425,000	416,500
Edison Mission Energy Sr. Notes 7.75% due 06/15/16*		225,000	221,063
El Paso Natural Gas Co. Sr. Notes 7.63% due 08/01/10		100,000	101,750
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22		575,000	621,642
El Paso Production Holding Co. Guaranteed Notes 7.75% due 06/01/13		1,975,000	1,989,812
Entergy Louisiana LLC 1st Mtg. Notes 5.83% due 11/01/10		195,000	191,747
Ferrellgas LP Sr. Notes 6.75% due 05/01/14		850,000	805,375
Florida Power & Light Co. 1st Mtg. Notes 5.95% due 10/01/33		100,000	96,099
NRG Energy, Inc. Sr. Notes 7.25% due 02/01/14		475,000	463,125
NRG Energy, Inc. Sr. Notes 7.38% due 02/01/16		1,125,000	1,096,875
Ohio Edison Co. Sr. Notes 6.88% due 07/15/36		155,000	157,495
Pacific Energy Partners LP Sr. Notes 6.25% due 09/15/15		218,000	211,460
Pacific Energy Partners LP Sr. Notes 7.13% due 06/15/14		332,000	335,320
Pepco Holdings, Inc. Notes 5.50% due 08/15/07		278,000	277,001
PSEG Power LLC Sr. Notes 7.75% due 04/15/11		50,000	53,515
PSI Energy, Inc. Debentures 7.85% due 10/15/07		415,000	425,085
Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14		96,000	90,613
Puget Sound Energy, Inc. 1st Mtg. Notes 5.20% due 10/01/15		433,000	404,526
Reliant Energy, Inc. Sr. Sec. Notes 6.75% due 12/15/14		50,000	46,000
Reliant Energy, Inc. Notes 9.50% due 07/15/13		50,000	50,250
Sempra Energy Sr. Notes 4.62% due 05/17/07		432,000	427,791
Southern California Edison Co. 1st Mtg. Notes Series 2006-A 5.63% due 02/01/36		200,000	180,285
Southern California Edison Co., 1st Mtg. Notes Series 2004 G 5.75% due 04/01/35		80,000	73,499
Southern California Gas Co. 1st Mtg. Notes 5.75% due 11/15/35		70,000	65,768
Southern Energy, Inc. Notes 7.90% due 07/15/09+(6)(9)(12)		1,550,000	0
Southern Star Central Corp. Sr. Notes 6.75% due 03/01/16*		150,000	144,000
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28		800,000	740,736
Transcontinental Gas Pipe Line Corp. Notes, Series B 7.00% due 08/15/11		150,000	151,500
Transcontinental Gas Pipe Line Corp. Sr. Notes 8.88% due 07/15/12		425,000	468,563
VeraSun Energy Corp. Sr. Notes 9.88% due 12/15/12*		375,000	395,625
Williams Cos., Inc. Notes 7.88% due 09/01/21		700,000	710,500
Windstream Corp. Sr. Notes 8.63% due 08/01/16*		1,450,000	1,482,625

			16,928,275

Total Bonds & Notes (cost $166,226,337)			164,006,664

CONVERTIBLE BONDS-0.0%
Health Services-0.0%

Genesis Healthcare Corp. Sr. Sub. Debentures 2.50% due 03/15/25*		75,000	79,687

Telecommunications-0.0%

ICO North America, Inc. Sr. Notes 7.50% due 08/15/09(6)(9)(12)		265,000	304,750

Total Convertible Bonds (cost $355,664)			384,437

FOREIGN BONDS & NOTES- 39.8%
Banks-0.2%

Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 5.09% due 12/30/09(1)(10)		141,000	114,915
Glitnir Banki HF Sub. Notes 6.69% due 06/15/11(17)		144,000	143,176
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36		250,000	245,769
Mizuho Finance Sub. Bonds 8.38% due 04/27/09(10)		175,000	183,435
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(17)		67,000	68,490
NIB Capital Bank NV Bonds 5.82% due 12/11/13*(17)		95,000	89,693
Santander Issuances SA Sub. Notes 5.81% due 06/20/11*(17)		140,000	140,308

			985,786

Broadcasting & Media-0.4%

Corp. Interamericana De Entretenimiento SA Sr. Notes 8.88% due 06/14/15*		300,000	285,000
Grupo Televisa SA Sr. Notes 6.63% due 03/18/25		496,000	467,405
Telenet Group Holding NV Notes 11.50% due 06/15/14*(2)		1,331,000	1,128,022

			1,880,427

Chemicals-0.3%
Rhodia SA Sr. Sub. Notes 8.88% due 06/01/11		1,325,000	1,320,031

Conglomerate-0.1%

Tyco International Group SA Guaranteed Notes 6.00% due 11/15/13		310,000	307,116

Electronics-0.0%

Celestica, Inc. Sr. Sub. Notes 7.63% due 07/01/13		50,000	48,500
STATS ChipPAC Ltd. Sr. Notes 6.75% due 11/15/11		75,000	69,938

			118,438

Energy Services-0.1%

ENI Coordination Center Guaranteed Notes 5.25% due 12/27/07	GBP	205,000	379,507

Energy Sources-0.2%

Anadarko Finance Co. Guaranteed Notes 7.50% due 05/01/31		186,000	199,839
North America Energy Partners, Inc. Sr. Notes 8.75% due 12/01/11		310,000	297,600
North America Energy Partners, Inc. Sr. Notes 9.00% due 06/01/10		175,000	179,375
Petro-Canada Notes 5.95% due 05/15/35		71,000	64,913
Shell International Finance BV Guaranteed Notes 5.63% due 06/27/11		280,000	280,055

			1,021,782

Financial Services-0.7%

Bluewater Finance, Ltd. Sr. Notes 10.25% due 02/15/12		650,000	658,125
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*		207,000	203,575
Compton Petroleum Finance Corp. Sr. Notes 7.63% due 12/01/13		250,000	238,750
EnCana Holdings Finance Corp. Guaranteed Notes 5.80% due 05/01/14		135,000	132,014
FBG Finance, Ltd. Bonds 5.88% due 06/15/35*		130,000	113,699
HBOS Capital Funding LP Notes 6.85% due 03/23/09 (10)		175,000	168,000
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(10)		338,000	342,945
Kaupthing Bank HF Notes 7.13% due 05/19/16		56,000	56,017
Nationwide Building Society Sr. Notes 2.63% due 01/30/07*		219,000	215,319
Nell AF SARL Guaranteed Notes 8.38% due 08/15/15*		1,225,000	1,177,531
SovRisc BV Notes 4.63% due 10/31/08*		133,000	130,491

			3,436,466

Food, Beverage & Tobacco-0.0%

Diageo Capital PLC Guaranteed Notes 4.38% due 05/03/10		225,000	213,944

Forest Products-0.3%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10		1,075,000	1,018,562
Abitibi-Consolidated, Inc. Debentures 8.85% due 08/01/30		225,000	190,125
Stora Enso Oyj Sr. Notes 6.40% due 04/15/16*		155,000	150,230

			1,358,917

Government Agency-35.7%

Canadian Government Bonds 4.00% due 09/01/10	CAD	6,150,000	5,410,931
Canadian Government Bonds 4.25% due 09/01/08	CAD	6,121,000	5,461,250
Commonwealth of Australia Bonds 7.50% due 09/15/09	AUD	5,765,000	4,494,687
Dominican Republic Bonds 8.63% due 04/20/27		3,070,000	3,020,880
Federal Republic of Brazil Bonds 5.49% due 07/05/06	BRL	9,094,000	4,114,742
Federal Republic of Brazil Notes 7.88% due 03/07/15		960,000	1,005,120
Federal Republic of Brazil Notes 8.00% due 01/15/18		4,200,000	4,431,000
Federal Republic of Brazil Bonds 8.25% due 01/20/34		6,150,000	6,457,500
Federal Republic of Brazil Bonds 8.88% due 04/15/24		145,000	160,950
Federal Republic of Brazil Notes 10.25% due 06/17/13		580,000	687,300
Federal Republic of Brazil Bonds 10.50% due 07/14/14		485,000	583,940
Federal Republic of Brazil Bonds 11.00% due 08/17/40		7,220,000	8,952,800
Federal Republic of Brazil Bonds 8.75% due 02/04/25		2,200,000	2,414,500
Federal Republic of Brazil Bonds 8.88% due 10/14/19		1,380,000	1,537,320
Federal Republic of Brazil Notes 11.00% due 01/11/12		240,000	286,200
Federal Republic of Germany Bonds 3.50% due 10/09/09	EUR	725,000	920,742
Federal Republic of Germany Bonds 4.75% due 07/04/34	EUR	605,000	825,974
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	500,000	749,911
Government of Japan Bonds 0.70% due 05/15/08	JPY	258,500,000	2,254,696
Government of Japan Bonds 0.90% due 12/22/08	JPY	399,200,000	3,488,333
Government of Japan Bonds 1.00% due 12/20/12	JPY	354,800,000	2,981,145
Government of Japan Bonds 1.80% due 03/22/10	JPY	170,000,000	1,519,145
Government of Netherlands Bonds 5.25% due 07/15/08	EUR	1,045,000	1,379,366
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	17,860,000	2,986,165
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	14,020,000	2,544,850
Kingdom of Spain Bonds 5.75% due 07/30/32	EUR	925,000	1,436,222
Kingdom of Spain Bonds 6.15% due 01/31/13	EUR	1,199,000	1,726,200
Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	14,100,000	1,979,790
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	26,210,000	3,774,123
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	23,020,000	3,314,138
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	18,500,000	2,793,219
Republic of Argentina Bonds 4.89% due 08/03/12(1)		5,020,000	4,151,540
Republic of Argentina Bonds 1.33% due 03/30/09(2)		2,994,761	1,085,601
Republic of Argentina Notes 8.28% due 12/31/33		5,390,647	4,803,066
Republic of Bolivia Bonds 6.00% due 12/09/20		690,000	588,225
Republic of Colombia Notes 8.25% due 12/22/14		1,690,000	1,774,500
Republic of Colombia Bonds 11.75% due 02/25/20		1,640,000	2,156,600
Republic of Colombia Bonds 12.00% due 10/22/15(6)	COP	8,687,000,000	3,683,524
Republic of El Salvador Notes 7.65% due 06/15/35*		770,000	741,125
Republic of Germany Bonds 3.50% due 01/04/16		500,000	612,048
Republic of Greece Bonds 5.25% due 05/18/12	EUR	310,000	420,488
Republic of Hungary Bonds 6.50% due 08/12/08	HUF	275,000,000	1,193,708
Republic of Indonesia Bonds 8.50% due 10/12/35		2,055,000	2,188,093
Republic of Peru Bonds 5.00% due 03/07/07(17)		158,000	151,285
Republic of Peru Notes 7.35% due 07/21/25		3,340,000	3,206,400
Republic of Peru Bonds 8.75% due 11/21/33		1,750,000	1,946,875
Republic of Philippines Bonds 7.75% due 01/14/31		1,150,000	1,138,500
Republic of Philippines Bonds 10.63% due 03/16/25		1,370,000	1,691,950
Republic of Poland Bonds 5.75% due 03/24/10	PLN	7,250,000	2,301,061
Republic of South Africa Bonds 8.75% due 12/21/14	ZAR	6,830,000	956,733
Republic of South Africa Bonds 13.00% due 08/31/10	ZAR	14,270,000	2,292,514
Republic of South Africa Bonds 13.50% due 09/15/15	ZAR	1,925,000	349,537
Republic of Turkey Notes 6.88% due 03/17/36		580,000	481,400
Republic of Turkey Notes 7.00% due 06/05/20		700,000	624,750
Republic of Turkey Notes 7.25% due 03/15/15		5,220,000	4,900,275
Republic of Turkey Notes 8.00% due 02/14/34		1,080,000	1,015,200
Republic of Turkey Notes 11.88% due 01/15/30		3,355,000	4,583,769
Republic of Ukraine Sr. Notes 7.65% due 06/11/13		1,910,000	1,919,550
Republic of Uruguay Bonds 7.50% due 03/15/15		750,000	721,875
Republic of Uruguay Bonds 8.00% due 11/18/22		2,605,000	2,494,288
Republic of Venezuela Notes 8.50% due 10/08/14		1,340,000	1,417,050
Republic of Venezuela Bonds 9.25% due 09/15/27		1,445,000	1,705,100
Republic of Venezuela Bonds 9.38% due 01/13/34		1,340,000	1,571,150
Republic of Uruguay Bonds 9.25% due 05/17/17		400,000	430,000
Russian Federation Notes 5.00% due 03/31/07*(2)		11,080,000	11,792,087
Russian Federation Bonds 12.75% due 06/24/28		500,000	844,350
United Kingdom Treasury Bonds 4.00% due 03/07/09	GBP	660,000	1,195,907
United Kingdom Treasury Bonds 5.00% due 03/07/08	GBP	1,115,000	2,070,107
United Kingdom Treasury Bonds 5.00% due 09/07/14	GBP	2,300,000	4,328,444
United Mexican States Notes 6.63% due 03/03/15		1,120,000	1,134,000
United Mexican States Bonds 8.00% due 12/24/08	MXN	33,600,000	2,956,711
United Mexican States Bonds 8.00% due 12/19/13	MXN	5,700,000	475,902
United Mexican States Bonds 8.13% due 12/30/19		1,460,000	1,649,800
United Mexican States Bonds 8.30% due 08/15/31		1,530,000	1,767,150
United Mexican States Bonds 9.00% due 12/24/09	MXN	11,900,000	1,076,443
United Mexican States Notes 9.50% due 12/18/14	MXN	23,475,000	2,120,797
United Mexican States, Series A Notes 7.50% due 04/08/33		1,485,000	1,577,813

			175,980,430

Household & Personal Products-0.1%

Vitro Envases Norteamerica SA Sr. Sec. Notes 10.75% due 07/23/11*		350,000	360,500

Insurance-0.4%

Aegon NV Sub. Notes 5.59% due 07/15/06(17)		201,000	167,835
Fairfax Financial Holdings, Ltd. Notes 7.75% due 04/26/12		59,000	51,330
Fairfax Financial Holdings, Ltd. Notes 8.25% due 10/01/15		1,350,000	1,147,500
ING Groep NV Bonds 5.78% due 12/08/15(17)		470,000	445,988
Montpelier Re Holdings, Ltd. Sr. Notes 6.13% due 08/15/13		128,000	118,791

			1,931,444

Leisure & Tourism-0.1%

Grupo Posadas SA de CV Sr. Notes 8.75% due 10/04/11*		175,000	175,000
Royal Caribbean Cruises, Ltd. Sr. Notes 7.00% due 06/15/13		175,000	173,412
Royal Caribbean Cruises, Ltd. Sr. Notes 7.25% due 06/15/16		350,000	346,593

			695,005

Machinery-0.0%

Magnachip Semiconductor SA Sr. Sub. Notes 8.00% due 12/15/14		25,000	20,750

Medical Products-0.1%

Elan Corp. PLC Guaranteed Notes 9.17% due 11/15/11(1)		700,000	707,000

Metals & Mining-0.2%

Adaro Finance BV Notes 8.50% due 12/08/10*		200,000	198,000
CSN Islands IX Corp. Guaranteed Notes 10.00% due 01/15/15*		250,000	275,000
CSN Islands VIII Corp. Guaranteed Sr. Notes 9.75% due 12/16/13*		275,000	294,250
Falconbridge, Ltd. Notes 6.00% due 10/15/15		278,000	264,702
Falconbridge, Ltd. Notes 6.20% due 06/15/35		217,000	191,954

			1,223,906

Pharmaceuticals-0.3%

Abbott Japan Co., Ltd. Guaranteed Bonds 1.05% due 11/06/08	JPY	76,000,000	662,484
Elan Finance PLC Guaranteed Notes 7.75% due 11/15/11		800,000	764,000

			1,426,484

Real Estate Companies-0.0%

Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08		76,000	79,796

Retail-0.1%

Jean Coutu Group PJC, Inc. Sr. Sub. Notes 8.50% due 08/01/14		350,000	322,000

Telecommunications-0.4%

British Telecommunications PLC Bonds 8.63% due 12/15/30		392,000	481,770
Intelsat, Ltd. Guaranteed Notes 9.25% due 06/15/16*		750,000	774,375
Telecom Italia Capital SA Guaranteed Sr. Notes 5.25% due 11/15/13		14,000	12,942
Telecom Italia Capital SA Guaranteed Sr. Notes 6.38% due 11/15/33		436,000	394,212
TELUS Corp. Notes 7.50% due 06/01/07		110,000	111,610

			1,774,909

Transportation-0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11		315,000	324,680
Ultrapetrol Bahamas, Ltd. 1st Mtg. Notes 9.00% due 11/24/14		425,000	383,563

			708,243

Utilities-0.0%

AES Chivor Notes 9.75% due 12/30/14*		100,000	107,500
AES Drax Energy, Ltd. Notes 11.50% due 08/30/10+(5)(9)		725,000	725
Kinder Morgan Finance Co. ULC Guaranteed Notes 5.70% due 01/05/16		183,000	158,894

			267,119

Total Foreign Bonds & Notes (cost $202,067,847)			196,520,000

U.S. GOVERNMENT OBLIGATIONS-6.7%
U.S Treasury Bonds-2.0%

5.38% due 02/15/31		9,476,000	9,639,613
6.25% due 08/15/23		166,000	183,080

			9,822,693

U.S. Treasury Notes-4.7%

3.63% due 01/15/10		803,000	764,543
3.88% due 05/15/10		175,000	167,474
3.88% due 09/15/10		7,000	6,680
4.00% due 02/15/15		1,501,000	1,383,147
4.25% due 01/15/11		2,000,000	1,931,172
4.25% due 08/15/15		2,262,000	2,116,472
4.38% due 12/31/07		1,500,000	1,482,129
4.38% due 12/15/10		101,000	98,104
4.50% due 02/15/09		5,440,000	5,353,939
4.50% due 11/15/10		70,000	68,376
4.50% due 11/15/15		270,000	257,175
4.63% due 02/29/08		63,000	62,427
4.88% due 05/31/08		3,500,000	3,480,449
4.88% due 05/31/11		4,000,000	3,959,376
5.13% due 05/15/16		1,811,000	1,808,877

			22,940,340

Total U.S. Government Obligations (cost $33,623,414)			32,763,033

U.S. GOVERNMENT AGENCIES-11.4%
Federal Home Loan Mortgage Corporation-6.1%

3.50% due 05/15/07		600,000	589,726
3.63% due 02/15/07		624,000	616,734
3.88% due 12/20/06		600,000	595,499
4.13% due 07/12/10		300,000	285,383
4.35% due 06/02/08		600,000	586,599
4.45% due 03/06/08		600,000	589,642
4.50% due 09/08/08		600,000	588,286
4.50% due 02/01/20		256,224	241,904
4.50% due 08/01/20		447,316	422,316
4.75% due 01/18/11		310,000	300,814
5.00% due 09/01/18		581,160	560,679
5.00% due 07/01/20		901,090	867,556
5.00% due 06/15/31(3)		410,507	399,533
5.00% due 02/01/34		510,244	478,814
5.00% due 05/01/34		322,948	302,571
5.00% due 02/01/35		739,086	692,452
5.00% due 08/01/35		1,055,721	986,705
5.00% due 08/01/35		1,870,827	1,748,526
5.00% due 11/01/35		1,718,719	1,606,362
5.00% due 05/01/36		992,111	926,611
5.13% due 12/15/13(3)		353,344	345,998
5.50% due 12/15/18(3)		433,771	426,510
5.50% due 07/01/35		2,810,073	2,700,806
6.00% due 07/01/35		252,833	249,090
6.00% due 06/01/36		10,000,000	9,847,188
6.50% due 05/01/29		9,184	9,285
6.50% due 02/01/35		1,300,383	1,308,562
6.50% due 03/01/36		408,737	411,176
6.88% due 09/15/10		1,156,000	1,215,112
7.00% due 06/01/29		18,430	18,877
8.50% due 05/01/08		13,267	13,510
10.00% due 05/15/20(3)		22,541	22,489
11.57% due 07/01/06(3)(8)		13,413	257

			29,955,572

Federal National Mortgage Association-5.3%

3.00% due 03/02/07		600,000	590,098
4.50% due 06/01/19		622,035	588,702
4.75% due 12/15/10		375,000	364,319
5.00% due 06/01/19		333,537	321,727
5.00% due 04/01/21		3,981,759	3,835,060
5.00% due 03/01/34		360,674	338,224
5.00% due 11/01/34		623,428	584,624
5.00% due 05/01/35		1,833,765	1,715,257
5.00% due 05/01/36		993,714	928,926
5.25% due 08/01/12		576,000	562,788
5.50% due 07/01/06		418,262	415,605
5.50% due 07/01/19		422,488	415,050
5.50% due 11/01/19		1,984,240	1,949,303
5.50% due 09/01/20		438,975	430,966
5.50% due 01/01/29		10,254	9,900
5.50% due 06/01/29		171,461	165,550
5.50% due 06/01/34		417,039	401,630
5.50% due 03/01/35		651,298	626,010
5.50% due 12/01/35		843,939	811,171
5.50% due 05/01/36		4,980,096	4,781,865
6.00% due 06/25/16(3)		350,000	348,836
6.00% due 02/01/32		153,611	151,850
6.00% due 05/01/34		25,716	25,362
6.00% due 10/01/34		1,507,019	1,486,262
6.00% due 04/01/35		847,077	835,410
6.00% due 06/01/35		646,011	636,337
6.00% due 03/01/36		2,492,407	2,453,541
6.50% due 04/01/34		371,879	374,059
6.50% due 02/01/35		105,675	106,245
7.50% due 01/01/30		20,048	20,785
7.50% due 09/01/30		3,497	3,623
8.00% due 11/01/28		31,296	33,072
8.80% due 01/25/19(3)		48,850	51,865
10.40% due 04/25/19(3)		7,990	8,574
13.00% due 11/15/15		9,628	10,557

			26,383,153

Government National Mortgage Association-0.0%

7.50% due 07/15/27		16,809	17,610
7.50% due 10/15/27		67,841	71,077

			88,687

Total U.S. Government Agencies (cost $57,598,930)			56,427,412

COMMON STOCK-1.4%
Broadcasting & Media -0.0%

Ono Finance PLC+*(6)(9)		100	0

Energy Services-0.7%

Mirant Corp.		32,119	860,789
Trico Marine Services, Inc.+		80,428	2,734,552

			3,595,341

Energy Sources-0.0%

Transmeridian Exploration, Inc.		5,359	30,547

Health Services-0.0%

Critical Care Systems International, Inc.+(6)(9)(12)		9,474	44,812

Leisure & Tourism-0.0%

Shreveport Gaming Holdings, Inc.+(6)(9)(12)		2,441	56,199

Machinery-0.1%

NES Rentals Holding, Inc.+(9)		19,435	356,049

Telecommunications -0.6%

iPCS, Inc.+(9)		60,413	2,917,948

Total Common Stock (cost $4,144,557)			7,000,896

PREFERRED STOCK-0.4%
Broadcasting & Media-0.2%

Paxson Communications Corp. 14.25%(7)		106	911,600

Government Agencies-0.0%

Federal National Mtg. Association 7.00% (1)		1,080	58,590

Financial Services-0.1%

General Electric Capital Corp. 4.50%(2)		16,000	364,960
Morgan Stanley Group, Inc. 6.18%(1)		8,800	221,584
TCR Holdings, Class B(6)(9)		570	6
TCR Holdings, Class C(6)(9)		314	3
TCR Holdings, Class D(6)(9)		827	8
TCR Holdings, Class E(6)(9)		1,711	17

			586,578

Retail Stores-0.1%

GNC Corp. 12.00% (7)(9)		100	120,000
Rent-Way, Inc. 8.00%(6)(9)(12)		4	43,918

			163,918

Total Preferred Stock (cost $1,641,595)			1,720,686

RIGHTS-0.1%+
Government Agencies-0.1%

Republic of Argentina, Expires 12/15/35 (14)		7,072,161	623,057
United Mexican States Series D Expires 06/30/06 VRR (6)		1,400,000	8,400
United Mexico States Series E Expires 06/30/07 VRR (6)		1,400,000	35,700

Total Rights (cost $336,120)			667,157

WARRANTS-0.0%+
Energy Sources -0.0%

Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(6)		13,811	36,599

Telecommunications--0.0%

GT Group Telecom, Inc., Expires 02/01/10 (strike price $0.00) *(6)(9)		150	1
Leap Wireless International, Inc., Expires 04/15/10 (strike price $96.80) *(6)(9)		500	0
Leap Wireless International, Inc., Expires 04/15/10 (strike price $96.80) *(6)(9)		350	0
			1

Total Warrants (cost $46,761)			36,600

Total Long-Term Investment Securities-95.4% (cost $477,542,825)			470,634,099

SHORT-TERM SECURITIES-3.0%

Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 07/03/06 (cost $14,838,000)		14,838,000	14,838,000

REPURCHASE AGREEMENT-2.3%

UBS Securities LLC Joint Repurchase Agreement Account (13) (cost $11,498,000)		11,498,000	11,498,000

TOTAL INVESTMENTS- (cost $503,878,825)@		100.7%	496,970,099

Liabilities in excess of other assets		(0.7)	(3,468,750)

NET ASSETS-		100.0%	$493,501,349

#	Security represents an investment in an affiliated company; see Note 3.
+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $39,335,510 representing 8.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

COP — Colombian Peso

EUR — Euro

GBP — Pound Sterling

HUF — Hungarian Forint

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

PLN — Polish Zloty

SEK — Swedish Krone

@	See Note 4 for cost of investments on a tax basis.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2006.
(2)	“Step-up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Collateralized Mortgage Obligation
(4)	Variable rate security— the rate reflected is as of June 30, 2006; maturity date reflects stated maturity date.
(5)	Bond in default.
(6)	Fair valued security; see Note 1.
(7)	PIK (“Payment-in-Kind”) Security. Payment made with additional securities in lieu of cash.
(8)	Interest only
(9)	Illiquid Security
(10)	Security has a perpetual maturity date. The maturity date shown reflects the call date.
(12)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2006, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
Critical Care Systems International, Inc. Common stock	6/23/2006	9,474	$44,812	$44,812	$5	0.01%
Rent-Way 8.00%
Preferred Stock	5/29/2003	3	25,000	32,938	10,980	0.01%
Rent-Way 8.00%
Preferred Stock	5/19/2004	1	10,000	10,980	10,980	0.00%
Shreveport Gaming
Holdings, Inc. Common stock	7/29/2005	2,047	47,128	47,122	23	0.01%
Shreveport Gaming
Holdings, Inc. Common stock	7/21/2005	394	9,073	9,077	23	0.00%
ICO North America, Inc. 7.50% due 08/15/09	4/19/2006	65,000	81,805	74,750	115	0.02%
ICO North America, Inc. 7.50% due 08/15/09	5/11/2005	200,000	200,000	230,000	115	0.05%
Southern Energy, Inc. 7.90% due 07/15/09	1/10/2006	1,125,000	0	0	0	0.00%
Southern Energy, Inc. 7.90% due 07/15/09	5/11/2006	425,000	0	0	0	0.00%

				$449,679		0.10%

(13)	See Note 2 for details of Joint Repurchase Agreement.
(14)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(15)	Security is subject to litigation, the outcome of which is still to be determined.

(16) Company has filed for Chapter 11 bankruptcy protection.

(17) Variable rate security — the rate reflected is as of June 30, 2006; maturity date reflects next reset date.

VRR — Value Recovery Right

Country Allocation*

COUNTRY	PERCENTAGE
United States	60.8%
Brazil	6.2%
Canada	3.3%
Mexico	2.9%
Russia	2.6%
Sweden	2.4%
Turkey	2.3%
Argentina	2.2%
Japan	2.2%
United Kingdom	1.9%
Colombia	1.2%
Norway	1.1%
Peru	1.1%
Venezuela	1.0%
Australia	0.9%
Germany	0.7%
South Africa	0.7%
Uruguay	0.7%
Dominican Republic	0.6%
Netherlands	0.6%
Philippines	0.6%
Spain	0.6%
Indonesia	0.5%
Poland	0.5%
Czech Republic	0.4%
Luxembourg	0.4%
Ukraine	0.4%
Belgium	0.3%
Bermuda	0.3%
Cayman Island	0.3%
France	0.3%
Ireland	0.3%
Hungary	0.2%
Greece	0.1%
Liberia	0.1%

100.7%

* Calculated as a percentage of net assets.

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006 — (unaudited)

Security Description	Principal Amount/ Shares/ Warrants	Value (Note 1)
BONDS & NOTES-79.9%
Aerospace & Military Technology-0.5%

DeCrane Aircraft Holdings Guaranteed Sr. Sec. Notes, Series B 12.00% due 09/30/08	$1,700,000	$1,275,000

Automotive-2.0%

Avis Budget Car Rental LLC Sr. Notes 7.58% due 05/15/14*(1)	450,000	448,875
Avis Budget Car Rental LLC Sr. Notes 7.63% due 05/15/14*	325,000	315,250
Cooper-Standard Automotive, Inc. Guaranteed Sr. Sub. Notes 8.38% due 12/15/14	570,000	449,587
Dura Operating Corp. Guaranteed Sr. Notes 8.63% due 04/15/12	1,261,000	1,071,850
Exide Corp. Notes 10.00% due 03/15/25+(2)(3)	1,650,000	0
Ford Motor Co. Bonds 6.63% due 10/01/28	215,000	148,350
General Motors Corp. Notes 8.25% due 07/15/23	1,750,000	1,378,125
Nationsrent, Inc. Guaranteed Notes 9.50% due 05/01/15	900,000	951,750
Stanadyne Corp. Sr. Sub. Notes 10.00% due 08/15/14	475,000	444,125

		5,207,912

Banks-0.4%

AAC Group Holding Corp. Sr. Notes 10.25% due 10/01/12(4)	1,175,000	916,500

Broadcasting & Media-9.3%

Allbritton Communications Co. Sr. Sub. Notes 7.75% due 12/15/12	1,300,000	1,287,000
AMC Entertainment, Inc. Sr. Sub. Notes 9.88% due 02/01/12	700,000	696,500
Cablevision Systems Corp. Sr. Notes 9.62% due 04/01/09(1)	650,000	689,000
Charter Communications Holdings II LLC Sr. Notes, Series B 10.25% due 09/15/10*	1,125,000	1,125,000
Charter Communications Holdings LLC Sr. Notes 9.63% due 11/15/09	2,525,000	1,944,250
Charter Communications Holdings LLC Sr. Notes 9.92% due 04/01/11(4)	3,825,000	2,256,750
Charter Communications Holdings LLC Sr. Notes 10.25% due 01/15/10	375,000	247,500
Charter Communications Holdings LLC Sr. Notes 10.75% due 10/01/09	2,075,000	1,639,250
Charter Communications Holdings LLC Sr. Notes 11.13% due 01/15/11	775,000	480,500
Cinemark, Inc. Sr. Disc. Notes 9.75% due 03/15/14(4)	375,000	290,625
CSC Holdings, Inc. Sr. Debentures, Series B 8.13% due 08/15/09	825,000	839,438
Fisher Communications, Inc. Sr. Notes 8.63% due 09/15/14	1,650,000	1,716,000
Haights Cross Operating Co. Sr. Notes 11.75% due 08/15/11	475,000	486,281
Insight Communications Co., Inc. Sr. Disc. Notes 12.25% due 02/15/11(4)	1,165,000	1,231,987
Lin Television Corp. Sr. Sub. Notes 6.50% due 05/15/13	1,480,000	1,350,500
Medianews Group, Inc. Sr. Sub. Notes 6.38% due 04/01/14	60,000	52,500
Medianews Group, Inc. Sr. Sub. Notes 6.88% due 10/01/13	610,000	555,100
Network Communications, Inc. Guaranteed Notes 10.75% due 12/01/13*	250,000	246,250
Nexstar Finance, Inc. Sr. Sub. Notes 7.00% due 01/15/14	500,000	455,000
Paxson Communications Corp. Sr. Sec. Notes 11.32% due 01/15/13*(1)	2,450,000	2,456,125
Telex Communications, Inc. Sr. Sec. Notes 11.50% due 10/15/08	300,000	316,500
Vertis, Inc. Sr. Notes 9.75% due 04/01/09	200,000	203,500
Vertis, Inc. Sr. Notes 10.88% due 06/15/09	1,575,000	1,551,375
Young Broadcasting, Inc. Sr. Sub. Notes 8.75% due 01/15/14	800,000	668,000
Young Broadcasting, Inc. Guaranteed Sub. Notes 10.00% due 03/01/11	950,000	845,500

		23,630,431

Building Materials-1.1%

Dayton Superior Corp. Sr. Sec. Notes 10.75% due 09/15/08	1,366,000	1,386,490
Dayton Superior Corp. Sec. Notes 13.00% due 06/15/09	1,000,000	872,500
Interline Brands, Inc. Sr. Sub. Notes 8.13% due 06/15/14	525,000	523,687

		2,782,677

Business Services-3.7%

Affinity Group, Inc. Sr. Sub. Notes 9.00% due 02/15/12	1,325,000	1,318,375
Alderwoods Group, Inc. Sr. Notes 7.75% due 09/15/12	425,000	448,375
Allied Waste North America, Inc. Sr. Notes 8.50% due 12/01/08	1,700,000	1,759,500
AMR Holdco, Inc. Sr. Sub. Notes 10.00% due 02/15/15	450,000	471,375
Associated Materials, Inc. Sr. Sub. Notes 9.75% due 04/15/12	875,000	870,625
Carriage Services, Inc. Sr. Notes 7.88% due 01/15/15	1,134,000	1,105,650
Corrections Corp. America Sr. Notes 6.25% due 03/15/13	725,000	681,500
Mobile Mini, Inc. Sr. Notes 9.50% due 07/01/13	274,000	293,180
Monitronics International, Inc. Sr. Sub. Notes 11.75% due 09/01/10	1,025,000	1,010,906
Service Corp. International Sr. Notes 7.25% due 06/15/17*	1,550,000	1,449,250

		9,408,736

Chemicals-1.6%

Freeport McMoran Resources Sr. Notes 7.00% due 02/15/08	725,000	726,812
Montell Financial Co. BV Guaranteed Notes 8.10% due 03/15/27*	1,875,000	1,696,875
Rockwood Specialties Group Sr. Sub. Notes 7.50% due 11/15/14	925,000	906,500
Rockwood Specialties Group Sr. Sub. Notes 10.63% due 05/15/11	292,000	312,075
Tronox Worldwide LLC Sr. Notes 9.50% due 12/01/12*	110,000	113,300
Westlake Chemical Corp. Sr. Notes 6.63% due 01/15/16	250,000	230,938

		3,986,500

Communication Equipment-0.5%

Rural Cellular Corp. Sr. Sub. Notes 9.75% due 01/15/10	1,375,000	1,369,844

Computer Software-0.6%

Solar Capital Corp. Sr. Notes 9.13% due 08/15/13*	825,000	855,938
SS&C Technologies, Inc. Sr. Sub. Notes 11.75% due 12/01/13*	550,000	569,250

		1,425,188

Computers & Business Equipment-0.1%

Xerox Corp. Sr. Notes 7.63% due 06/15/13	275,000	277,063

Conglomerate-0.4%

Covalence Specialty Materials Corp. Sr. Sub. Notes 10.25% due 03/01/16*	450,000	432,000
Di Finance LLC Sr. Sub. Notes 9.50% due 02/15/13	623,000	647,920

		1,079,920

Electronics-1.4%

Advanced Micro Devices, Inc. Sr. Notes 7.75% due 11/01/12	1,024,000	1,044,480
Amkor Technologies, Inc. Sr. Notes 9.25% due 06/01/16	1,150,000	1,089,625
Avago Technologies Finance Sr. Notes 10.13% due 12/01/13*	675,000	710,437
L-3 Communications Corp. Sr. Sub. Notes 6.13% due 07/15/13	275,000	261,938
Sanmina-Sci Corp. Sr. Sub. Notes 6.75% due 03/01/13	350,000	326,375

		3,432,855

Energy Services-1.5%

Allis-Chalmers Energy, Inc. Sr. Notes 9.00% due 01/15/14*	675,000	675,000
Dresser Rand Group, Inc. Sr. Sub. Notes 7.38% due 11/01/14	683,000	652,265
Grant Prideco, Inc. Sr. Notes 6.13% due 08/15/15	275,000	256,438
Hanover Compressor Co. Sr. Notes 7.50% due 04/15/13	75,000	73,500
Hanover Compressor Co. Sr. Notes 8.63% due 12/15/10	275,000	284,625
Oslo Seismic Services, Inc. 1st Mtg. Notes 8.28% due 06/01/11	595,075	603,016
Pride International, Inc. Sr. Notes 7.38% due 07/15/14	350,000	351,750
Seitel, Inc. Sr. Notes 11.75% due 07/15/11	850,000	949,875

		3,846,469

Energy Sources-8.6%

Alpha Natural Resources LLC Sr. Notes 10.00% due 06/01/08	381,000	407,670
Belden & Blake Corp. Sec. Notes 8.75% due 07/15/12	450,000	456,750
Brigham Exploration Co. Sr. Notes 9.63% due 05/01/14*	1,275,000	1,249,500
Calpine Corp. Sr. Sec. Notes 8.75% due 07/15/13*(5)(6)	6,985,000	6,565,900
Chaparral Energy, Inc. Sr. Notes 8.50% due 12/01/15*	950,000	945,250
Chesapeake Energy Corp. Sr. Notes 6.63% due 01/15/16	2,475,000	2,301,750
Colorado Interstate Gas Co. Debentures 6.85% due 06/15/37	500,000	501,776
Copano Energy LLC Sr. Notes 8.13% due 03/01/16*	875,000	870,625
Encore Acquisition Co. Sr. Sub. Notes 6.00% due 07/15/15	550,000	495,000
Encore Acquisition Co. Sr. Sub. Notes 6.25% due 04/15/14	300,000	276,000
Hilcorp Energy Finance Co. Sr. Notes 10.50% due 09/01/10*	791,000	852,303
Hilcorp Energy I LP Sr. Notes 7.75% due 11/01/15*	800,000	764,000
Hilcorp Energy I LP Sr. Notes 9.00% due 06/01/16*	275,000	277,062
Markwest Energy Partners LP Sr. Notes 6.88% due 11/01/14	750,000	690,000
Mission Energy Holding Co. Sr. Sec. Notes 13.50% due 07/15/08	2,125,000	2,369,375
Newfield Exploration Co. Sr. Sub. Notes 6.63% due 09/01/14	675,000	642,938
Quicksilver Resources, Inc. Sr. Sub. Notes 7.13% due 04/01/16	600,000	562,500
Roseton Danskammer Guaranteed Pass-Through Certs., Series B 7.67% due 11/08/16	1,075,000	1,072,312
Transmeridian Exploration, Inc. Sr. Notes 12.00% due 12/15/10*	650,000	656,500

		21,957,211

Financial Services-9.9%

Consolidated Communications Holdings, Inc. Sr. Notes 9.75% due 04/01/12	910,000	937,300
EIRCOM Funding Sr. Sub. Notes 8.25% due 08/15/13	425,000	450,500
ESI Tractebel Acquisition Corp. Guaranteed Bonds 7.99% due 12/30/11	718,000	739,493
FTI Consulting, Inc. Sr. Notes 7.63% due 06/15/13	425,000	430,313
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	3,235,000	3,004,733
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	6,300,000	6,011,208
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	269,000	253,443
General Motors Acceptance Corp. Notes 7.25% due 03/02/11	900,000	872,557
General Motors Acceptance Corp. Notes 7.43% due 12/01/14(1)	3,375,000	3,269,501
Hexion United States Finance Corp. Sr. Notes 9.00% due 07/15/14	2,010,000	2,035,125
MedCath Holdings Corp. Sr. Notes 9.88% due 07/15/12	875,000	903,437
Nexstar Finance Holdings LLC Guaranteed Sr. Notes 11.38% due 04/01/13(4)	750,000	607,500
NGC Corp. Capital Trust Series B 8.32% due 06/01/27	5,000,000	4,275,000
PCA LLC Sr. Notes 11.88% due 08/01/09(3)	2,000,000	380,000
Solectron Global Finance, Ltd. Sr. Sub. Notes 8.00% due 03/15/16*	275,000	270,875
Terra Capital, Inc. Guaranteed Sr. Sec. Notes 11.50% due 06/01/10	671,000	731,390

		25,172,375

Food, Beverage & Tobacco-1.1%

Dole Food Co., Inc. Sr. Notes 8.88% due 03/15/11	500,000	468,750
Le Natures, Inc. Sr. Sub. Notes 10.00% due 06/15/13*	850,000	892,500
Smithfield Foods, Inc. Sr. Notes, Series B 7.75% due 05/15/13	825,000	808,500
Wornick Co. Sr. Sec. Notes 10.88% due 07/15/11	700,000	705,250

		2,875,000

Forest Products-2.6%

Boise Cascade LLC Sr. Notes 8.38% due 10/15/12(1)	928,000	923,360
Bowater, Inc. Notes 6.50% due 06/15/13	1,100,000	957,000
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	1,250,000	1,181,250
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	1,075,000	943,312
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,150,000	1,060,875
Pliant Corp. Notes 11.13% due 09/01/09(5)(6)	1,540,000	1,624,700

		6,690,497

Health Services-2.4%
Community Health Systems, Inc. Sr. Sub. Notes 6.50% due 12/15/12	268,000	254,265
Genesis Healthcare Corp. Sr. Sub. Notes 8.00% due 10/15/13	475,000	496,969
HCA, Inc. Notes 6.38% due 01/15/15	4,145,000	3,840,546
Psychiatric Solutions, Inc. Guaranteed Sr. Sub. Notes 7.75% due 07/15/15	433,000	423,799
Tenet Healthcare Corp. Sr. Notes 6.50% due 06/01/12	25,000	22,062
Tenet Healthcare Corp. Sr. Notes 9.25% due 02/01/15*	750,000	736,875
Triad Hospitals, Inc. Sr. Sub. Notes 7.00% due 11/15/13	250,000	243,125
US Oncology, Inc. Sr. Sub. Notes 10.75% due 08/15/14	75,000	81,375

		6,099,016

Insurance-0.3%

Crum & Forster Holdings Corp. Sr. Notes 10.38% due 06/15/13	775,000	788,563

Leisure & Tourism-10.4%

American Airlines, Inc. Pass-Through Certs., Series 2001-1, Class A-2 6.82% due 05/23/11	4,125,000	4,021,875
Atlas Air, Inc. Pass-Through Certs., Series 1999-1, Class B 7.63% due 01/02/15	5,437,354	5,328,607
Atlas Air, Inc. Pass-Through Certs., Series 2000-1, Class A 8.71% due 01/02/19	282,315	292,902
Atlas Air, Inc. Pass-Through Certs., Series 1999-1, Class C 8.77% due 01/02/11	574,341	465,216
Atlas Air, Inc. Pass-Through Certs., Series 2000-1, Class B 9.06% due 07/02/17	1,301,358	1,366,426
Chukchansi Economic Development Authority Sr. Notes 8.78% due 11/15/12*(1)	500,000	510,000
Continental Airlines, Inc. Pass-Through Certs., Series 1999-1, Class C 6.95% due 08/02/09	560,902	536,150
Continental Airlines, Inc. Pass-Through Certs., Series 1999-2, Class C-1 7.73% due 03/15/11	735,162	683,566
Delta Airlines, Inc. Pass-Through Certs., Series 2000 1 Class 2A 7.57% due 05/18/12(6)	650,000	652,437
Delta Airlines, Inc. Sr. Notes 9.50% due 11/18/08*(5)(6)	500,000	501,250
Eldorado Casino Shreveport Joint 1st Mtg. Notes 10.00% due 08/01/12(3)(7)	1,853,502	1,594,012
Eldorado Resorts LLC Sr. Notes 9.00% due 04/15/14(2)(3)	2,675,000	2,675,000
Gaylord Entertainment Co. Sr. Notes 6.75% due 11/15/14	875,000	820,313
MGM Mirage, Inc. Sr. Notes 5.88% due 02/27/14	1,200,000	1,075,500
Northwest Airlines Pass-Through Certs., Series 2001-1 Class 1A1 7.04% due 04/01/22(5)(6)	1,309,566	1,306,292
Pokagon Gaming Authority Sr. Notes 10.38% due 06/15/14*	125,000	129,219
Riviera Holdings Corp. Guaranteed Notes 11.00% due 06/15/10#	800,000	846,000
Starwood Hotels & Resorts Worldwide Guaranteed Notes 7.88% due 05/01/12	950,000	991,562
True Temper Sports, Inc. Guaranteed Notes 8.38% due 09/15/11	1,100,000	1,001,000
United Air Lines, Inc. Pass-Through Certs., Series 2001-1 6.20% due 03/01/10	510,748	510,748
Waterford Gaming LLC Sr. Notes 8.63% due 09/15/12*	1,064,000	1,122,520

		26,430,595

Machinery-0.6%

Case New Holland, Inc. Sr. Notes 6.00% due 06/01/09	500,000	486,250
Indalex Holding Corp. Sr. Notes 11.50% due 02/01/14*	700,000	714,000
Magnachip Semiconductor SA Sr. Sec. Notes 6.88% due 12/15/11	475,000	429,875
Venture Holdings Co. LLC Guaranteed Sr. Sub. Notes 11.00% due 06/01/07+(2)(3)(5)(6)	550,000	688

		1,630,813

Medical Products-2.6%

AmerisourceBergen Corp. Sr. Notes 5.88% due 09/15/15*	1,375,000	1,295,937
CDRV Investors, Inc. Sr. Notes 9.63% due 01/01/15(4)	875,000	590,625
Encore Med IHC, Inc. Sr. Sub. Notes 9.75% due 10/01/12	625,000	628,125
Inverness Medical Innovations, Inc. Sr. Sub. Notes 8.75% due 02/15/12	1,400,000	1,358,000
Mylan Labs, Inc. Sr. Notes 5.75% due 08/15/10	200,000	190,500
Mylan Labs, Inc. Sr. Notes 6.38% due 08/15/15	550,000	525,250
Spheris, Inc. Sr. Sub. Notes 11.00% due 12/15/12	975,000	906,750
Universal Hospital Services, Inc. Sr. Notes 10.13% due 11/01/11	1,150,000	1,196,000

		6,691,187

Metals & Mining-1.2%

Chaparral Steel Co. Guaranteed Sr. Notes 10.00% due 07/15/13	875,000	953,750
Metals USA, Inc. Sr. Notes 11.13% due 12/01/15*	500,000	547,500
Owens Brockway Glass Container Sr. Notes 8.25% due 05/15/13	600,000	601,500
Owens-Brockway Glass Container, Inc. Guaranteed Sr. Sec. Notes 8.88% due 02/15/09	950,000	978,500
Renco Metals, Inc. Guaranteed Notes 11.50% due 07/01/03+(2)(3)(5)(6)(8)	2,150,000	0

		3,081,250

Real Estate Investment Trusts-1.6%

National Health Investors, Inc. Notes 7.30% due 07/16/07	1,120,000	1,126,875
Omega Healthcare Investors, Inc. Sr. Notes 7.00% due 04/01/14	700,000	661,500
Senior Housing Properties Trust Sr. Notes 8.63% due 01/15/12	1,600,000	1,692,000
Trustreet Properties, Inc. Sr. Notes 7.50% due 04/01/15	725,000	714,125

		4,194,500

Restaurants-0.4%

Dave & Busters, Inc. Sr. Notes 11.25% due 03/15/14*	850,000	816,000
Sbarro, Inc. Sr. Notes 11.00% due 09/15/09	275,000	280,156

		1,096,156

Retail-0.4%

Rent-Way, Inc. Sr. Sec. Notes 11.88% due 06/15/10	1,000,000	1,028,750

Retail Stores-2.2%

Acco Brands Corp. Guaranteed Sub. Notes 7.63% due 08/15/15	225,000	208,688
Collins & Aikman Floor Cover Guaranteed Notes 9.75% due 02/15/10	305,000	299,662
General Nutrition Centers, Inc. Sr. Sub. Notes 8.50% due 12/01/10	750,000	725,625
Jostens Holding Corp. Sr. Disc. Notes 10.25% due 12/01/13(4)	1,000,000	785,000
Neiman Marcus Group, Inc. Sr. Sub. Notes 9.00% due 10/15/15*	650,000	679,250
NPC International, Inc. Sr. Sub. Notes 9.50% due 05/01/14*	825,000	798,187
Prestige Brands, Inc. Sr. Sub. Notes, Series B 9.25% due 04/15/12	275,000	269,500
Rite Aid Corp. Guaranteed Notes 8.13% due 05/01/10	750,000	753,750
Saks, Inc. Guaranteed Notes 9.88% due 10/01/11	225,000	240,750
Visant Holding Corp. Sr. Notes 8.75% due 12/01/13*	775,000	747,875

		5,508,287

Telecommunications-4.0%

American Cellular Corp. Sr. Notes, Series B 10.00% due 08/01/11	1,700,000	1,789,250
Centennial Communications Corp. Sr. Notes 10.00% due 01/01/13	209,000	206,910
Centennial Communications Corp. Guaranteed Sr. Notes 10.13% due 06/15/13	725,000	763,062
Centennial Communications Corp. Sr. Notes 10.74% due 01/01/13(1)	925,000	943,500
Cincinnati Bell, Inc. Notes 7.25% due 06/15/23	225,000	214,875
Intelsat, Ltd. Sr. Notes 9.25% due 02/01/15*(4)	975,000	672,750
LCI International, Inc. Sr. Notes 7.25% due 06/15/07	3,375,000	3,366,562
Nordic Telephone Co. Holdings Sr. Notes 8.88% due 05/01/16*	1,250,000	1,284,375
Rural Cellular Corp. Sr. Notes 8.25% due 03/15/12*	1,050,000	1,077,563

		10,318,847

Transportation-0.4%

Phi, Inc. Sr. Notes 7.13% due 04/15/13*	925,000	871,813

Utilities-8.1%

AES Corp. Sr. Sec. Notes 8.75% due 05/15/13*	1,400,000	1,498,000
Atlas Pipeline Partners LP Sr. Notes 8.13% due 12/15/15*	950,000	946,438
Cincinnati Bell Telephone Co. Guaranteed Notes 7.18% due 12/15/23	375,000	375,000
Cincinnati Bell Telephone Co. Guaranteed Notes 7.20% due 11/29/23	1,525,000	1,471,625
Edison Mission Energy Sr. Notes 7.50% due 06/15/13*	900,000	882,000
Edison Mission Energy Sr. Notes 7.75% due 06/15/16*	375,000	368,438
El Paso Natural Gas Co. Sr. Notes 7.63% due 08/01/10	300,000	305,250
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	1,225,000	1,324,368
El Paso Production Holding Co. Guaranteed Notes 7.75% due 06/01/13	1,525,000	1,536,437
Ferrellgas LP Sr. Notes 6.75% due 05/01/14	1,000,000	947,500
NRG Energy, Inc. Guaranteed Sr. Notes 7.25% due 02/01/14	675,000	658,125
NRG Energy, Inc. Guaranteed Sr. Notes 7.38% due 02/01/16	2,025,000	1,974,375
Pacific Energy Partners LP Sr. Notes 6.25% due 09/15/15	624,000	605,280
Pacific Energy Partners LP Sr. Notes 7.13% due 06/15/14	1,151,000	1,162,510
Reliant Energy, Inc. Notes 9.50% due 07/15/13	500,000	502,500
Southern Energy, Inc. Notes 7.90% due 07/15/09+(2)(3)(9)	3,525,000	0
Southern Star Central Corp. Sr. Notes 6.75% due 03/01/16*	500,000	480,000
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	1,300,000	1,203,696
VeraSun Energy Corp. Sr. Notes 9.88% due 12/15/12*	625,000	659,375
Williams Cos., Inc. Notes 7.88% due 09/01/21	1,275,000	1,294,125
Windstream Corp. Sr. Notes 8.63% due 08/01/16*	2,325,000	2,377,312

		20,572,354

Total Bonds & Notes (cost $205,190,078)		203,646,309

CONVERTIBLE BONDS-0.5%
Telecommunications-0.5%

ICO North America, Inc. Sr. Notes 7.50% due 08/15/09(2)(3)(9) (cost $1,075,000)	1,075,000	1,236,250

FOREIGN BONDS & NOTES-7.5%
Broadcasting & Media-1.2%

Corp. Interamericana De Entretenimiento SA Sr. Notes 8.88% due 06/14/15*	1,195,000	1,135,250
Telenet Group Holding NV Notes 11.50% due 06/15/14*(4)	2,114,000	1,791,615

		2,926,865

Chemicals-1.0%

Rhodia SA Sr. Sub. Notes 8.88% due 06/01/11	2,548,000	2,538,445

Electronics-0.1%

STATS ChipPAC Ltd. Sr. Notes 6.75% due 11/15/11	325,000	303,063

Energy Sources-0.7%

North America Energy Partners, Inc. Sr. Notes 8.75% due 12/01/11	1,010,000	969,600
North America Energy Partners, Inc. Sr. Notes 9.00% due 06/01/10	700,000	717,500

		1,687,100

Financial Services-0.7%

Bluewater Finance, Ltd. Guaranteed Notes 10.25% due 02/15/12	1,125,000	1,139,062
Compton Petroleum Finance Corp. Sr. Notes 7.63% due 12/01/13	800,000	764,000

		1,903,062

Forest Products-0.8%

Abitibi-Consolidated, Inc. Bonds 8.55% due 08/01/10	1,525,000	1,444,937
Abitibi-Consolidated, Inc. Debentures 8.85% due 08/01/30	650,000	549,250

		1,994,187

Household & Personal Products-0.1%

Vitro Envases Norteamerica SA Sr. Sec. Notes 10.75% due 07/23/11*	225,000	231,750

Insurance-0.6%

Fairfax Financial Holdings, Ltd. Notes 7.75% due 04/26/12	88,000	76,560
Fairfax Financial Holdings, Ltd. Notes 8.25% due 10/01/15	1,750,000	1,487,500

		1,564,060

Leisure & Tourism-0.1%

Grupo Posadas SA de CV Sr. Notes 8.75% due 10/04/11*	200,000	200,000

Machinery-0.0%

Magnachip Semiconductor SA Sr. Sub. Notes 8.00% due 12/15/14	50,000	41,500

Metals & Mining-0.7%

Adaro Finance BV Notes 8.50% due 12/08/10*	775,000	767,250
CSN Islands IX Corp. Guaranteed Notes 10.00% due 01/15/15*	900,000	990,000
International Utility Structures, Inc. Sr. Sub. Notes 10.75% due 02/01/08+(2)(3)(5)(10)	2,150,000	43,000

		1,800,250

Retail-0.3%

Jean Coutu Group PJC, Inc. Sr. Sub. Notes 8.50% due 08/01/14	725,000	667,000

Telecommunications-0.8%

Intelsat, Ltd. Guaranteed Notes 9.25% due 06/15/16*	1,275,000	1,316,438
Intelsat, Ltd. Sr. Notes 11.25% due 06/15/16*	725,000	743,125

		2,059,563

Transportation-0.5%

TFM SA De CV Sr. Notes 9.38% due 05/01/12	325,000	346,125
Ultrapetrol Bahamas, Ltd. 1st Mtg. Notes 9.00% due 11/24/14	1,100,000	992,750

		1,338,875

Utilities-0.0%

AES Drax Energy, Ltd. Notes 11.50% due 08/30/10+(3)(5)	4,460,000	4,460

Total Foreign Bonds & Notes
(cost $23,196,607)		19,260,180

LOAN AGREEMENTS-1.5%
Automotive-1.1%

Autocam Corp. 13.98% due 01/12/23(3)	1,007,936	982,737
Delphi Corp. 11.96% due 06/14/11(3)	1,745,625	1,807,595

		2,790,332

Household & Personal Products-0.4%

Vitro Envases Norteamerica SA 11.71% due 08/24/06(9)	966,667	973,917

Total Loan Agreements
(cost $3,754,322)		3,764,249

COMMON STOCK-9.8%
Broadcasting & Media-0.0%

Ono Finance, PLC*+(2)(3)	500	0

Energy Services-2.0%

Mirant Corp.+	45,255	1,212,834
Trico Marine Services, Inc.+	113,000	3,842,000

		5,054,834

Energy Sources-0.0%

Tri-Union Development Corp.+(2)(3)	1,061	11

Health Services-0.1%

Critical Care Systems International, Inc.+(2)(3)(9)	78,159	369,692

Leisure & Tourism-0.1%

Capital Gaming International, Inc.+(2)(3)	77	0
Shreveport Gaming Holdings, Inc.+(2)(3)(9)	14,150	325,775

		325,775

Machinery-1.1%

NES Rentals Holding, Inc.+(3)	150,124	2,750,272

Telecommunications-6.5%

iPCS, Inc.+(3)	344,285	16,628,966

Total Common Stock
(cost $10,200,247)		25,129,550

PREFERRED STOCK-1.0%
Broadcasting & Media-0.6%

Paxson Communications Corp. 14.25%(7)	176	1,513,600

Retail Stores-0.4%

GNC Corp. 12.00%(3)(7)	725	870,000
Rent-Way, Inc. 8.00%(2)(3)(9)	13	163,124

		1,033,124

Total Preferred Stock
(cost $2,350,958)		2,546,724

WARRANTS-0.0%+
Business Services-0.0%

Maxim Crane Works Holdings, Inc. Expires 01/20/10 (strike price $30.05)(2)(3)	1,587	0
Maxim Crane Works Holdings, Inc. Expires 01/20/10 (strike price $33.04)(2)(3)	1,619	0
Maxim Crane Works Holdings, Inc. Expires 01/20/10 (strike price $31.58)(2)(3)	1,182	0

		0

Energy Sources-0.0%

Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(2)	44,885	118,946

Telecommunications-0.0%

GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)(2)(3)	2,650	26
KMC Telecom Holdings, Inc. Expires 01/31/08 (strike price $0.01)(2)(3)	3,650	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)(2)(3)	2,250	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)(2)(3)	1,950	0

		26

Total Warrants
(cost $1,454,439)		118,972

Total Long-Term Investment Securities-100.2%
(cost $247,221,651)		255,702,234

TOTAL INVESTMENTS
(cost $247,221,651)@	100.2%	255,702,234
Liabilities in excess of other assets	(0.2)	(476,026)

NET ASSETS	100.0%	$255,226,208

+	Non-income producing security
#	Security represents an investment in an affiliated company; See Note 3.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $51,330,196 representing 20.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Floating rate security where the rate flucuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2006.
(2)	Fair valued security.
(3)	Illiquid security.
(4)	“Step-up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Bond in default.
(6)	Company has filed Chapter 11 bankruptcy protection.
(7)	PIK (“Payment-in-Kind”) payment made with additional securities in lieu of cash.
(8)	Security is subject to litigation, the outcome of which is still to be determined.
(9)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2006 the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Rent-Way, Inc. 8.00% Preferred Stock	05/29/2003	10	$100,000	$125,480	$12,548	0.05%
Rent-Way, Inc. 8.00% Preferred Stock	05/19/2004	3	30,000	37,644	12,548	0.02%
Shreveport Gaming Holdings, Inc. Common Stock	07/29/2005	11,829	272,346	272,339	2	0.11%
Shreveport Gaming Holdings, Inc. Common Stock	07/21/2005	2,321	53,438	53,436	23	0.02%
ICO North America, Inc. 7.50% due 08/15/09	08/11/2005	1,075,000	1,075,000	1,236,250	1	0.48%
Critical Care System International, Inc. Common Stock	06/23/2006	78,159	369,692	369,692	5	0.14%
Southern Energy, Inc. 6.75% due 03/01/16	01/10/2006	3,525,000	0	0	0	0.00%
Vitro Envases Norteamerica SA 11.71% due 08/24/06	02/24/2005	316,311	315,895	318,684	1	0.12%
Vitro Envases Norteamerica SA 11.71% due 08/24/06	03/31/2005	650,356	649,501	655,233	1	0.26%

				$3,068,758		1.20%

(10)	Company has filed bankruptcy in country of issuance.

See Notes to Portfolio of Investments

SunAmerica Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006-(unaudited)

Security Description	Principle Amount /Shares	Value (Note 1)
MUNICIPAL BONDS-84.5%
Alabama-5.0%

Jefferson County, Alabama Sewer, Capital Improvement, Series D, 5.25% due 02/01/26(1)	$3,000,000	$3,198,570

Arizona-3.2%

Phoenix, Arizona Civic Improvement Corp. Wastewater Systems Revenue, Junior Lien, 5.00% due 07/01/28(1)	2,000,000	2,047,580

California-10.4%

California State, Variable Purpose, 5.50% due 04/01/28	2,500,000	2,672,543
Fremont California Unified School District Alameda County Election 2002, Series B, 5.00% due 08/01/30(1)	2,000,000	2,048,280
Los Angeles California Department Water and Power Revenue, Power Systems Subseries A2, 4.75% due 07/01/30(1)	2,000,000	1,969,020

		6,689,843

Georgia-0.2%

Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/09(1)	60,000	63,536
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/13(1)	85,000	93,784

		157,320

Indiana-5.7%

Indiana Transportation Finance Authority Highway Revenue, Series A, 5.25% due 06/01/26(1)	3,500,000	3,665,690

Massachusetts-11.3%

Massachusetts State Water Resources Authority, Series A, 5.00% due 08/01/24(1)	3,910,000	4,038,248
University Massachusetts Building Authority Project Revenue, Series 4, 5.25% due 11/01/27(1)	3,000,000	3,234,360

		7,272,608

New Jersey-4.3%

Garden State New Jersey Preservation Trust, Open Space And Farmland Preservation, 2005, Series A, 5.80% due 11/01/17(1)	2,500,000	2,793,425

New Mexico-4.1%

New Mexico Finance Authority Transportation, Sr. Lien, Series A, 5.25% due 06/15/21(1)	2,500,000	2,634,200

New York-15.7%

Metropolitan Transportation, Series B, 5.00% due 11/15/15(1)	3,000,000	3,179,220
New York State Environmental Facilities Corp., New York City Municipal Water Finance Authority, Series A, 4.75% due 06/15/31	2,000,000	1,997,040
New York State Thruway Authority, Series G, 5.25% due 01/01/27(1)	1,500,000	1,584,660
Niagara Falls, New York, Public Improvement, General Obligation, 7.50% due 03/01/13(1)	445,000	530,284
Niagara Falls, New York, Public Improvement, General Obligation, 7.50% due 03/01/14(1)	555,000	672,150
Sales Tax Asset Receivable Corp. New York, Series A, 5.25% due 10/15/27(1)	2,000,000	2,112,440

		10,075,794

Ohio-20.0%

Cincinnati, Ohio City School District, Classroom Facilities Construction & Improvement, 5.00% due 12/01/24(1)	3,000,000	3,083,910
Cuyahoga County, Ohio Revenue, Cleveland Clinic Health Systems, Series A, 5.75% due 01/01/24	2,000,000	2,132,400
Franklin County, Ohio Hospital Revenue, OhioHealth Corp., Series C, 5.25% due 05/15/23	3,000,000	3,127,740
Olentangy Local School District Ohio, School Facilities Construction & Improvement, Series A, 5.25% due 12/01/27(1)	3,250,000	3,410,452
Woodridge, Ohio Local School District, General Obligation, 6.80% due 12/01/14(1)	1,000,000	1,126,420

		12,880,922

Pennsylvania-1.1%

Lehigh County Pennsylvania General Purpose Authority Revenue, Lehigh Valley Hospital, Series A, 3.98% due 07/03/06(1)(2)	690,000	690,000

South Dakota-3.5%

South Dakota State Health & Educational Facilities Revenue, McKennan Hospital, 6.25% due 07/01/10(1)	2,120,000	2,285,233

Total Long-Term Investment Securities-84.5% (cost $52,947,303)		54,391,185

SHORT-TERM INVESTMENT SECURITIES-14.7%
Idaho-2.5%

Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project, 3.98% due 07/03/06(1)(2)	1,600,000	1,600,000

Kansas-0.2%

Shawnee, Kansas Industrial Revenue, Shawnee Village Assoc., 3.99% due 07/03/06(2)	105,000	105,000

Michigan-2.7%

Detroit Michigan Water Supply Systems Revenue, Refunding, Second Lien, Series A, 3.92% due 07/06/06(1)(2)	1,700,000	1,700,000

Missouri-3.4%

Missouri State Health & Educational Facilities Authority, Health Facilities Revenue, Cox Health Systems, 4.01% due 07/03/06(1)(2)	2,200,000	2,200,000

New York-1.1%

Long Island Power Authority New York Electric Systems Revenue, Subordinated Series 7 Subseries 7A, 3.89% due 07/05/06(1)(2)	700,000	700,000

South Carolina-3.2%

Piedmont Municipal Power Agency South Carolina Electric Revenue, Variable Refunding, Subseries B1, 3.95% due 07/05/06(1)(2)	650,000	650,000
Piedmont Municipal Power Agency South Carolina Electric Revenue, Refunding, Subseries B3, 3.95% due 07/05/06(1)(2)	250,000	250,000
Piedmont Municipal Power Agency South Carolina Electric Revenue, Refunding, Subseries B6, 3.95% due 07/05/06(1)(2)	1,150,000	1,150,000

		2,050,000

Tennessee-0.9%

Jackson Tennessee Energy Authority Wastewater Systems Revenue, 4.00% due 07/06/06(1)(2)	600,000	600,000

Registered Investment Companies-0.7%

SSGA Tax Free Money Market Fund	474,871	474,869

Total Short-Term Investment Securities (cost $9,429,869)		9,429,869

TOTAL INVESTMENTS	99.2%	63,821,054
(cost $62,376,505)@
Other assets less liabilities	0.8	515,724

NET ASSETS	100.0%	$64,336,778

@	See Note 4 for cost of investments on a tax basis.
(1)	All or part of this security is insured by the Financial Security Assurance (“FSA”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), or American Municipal Bond Assurance Corp. (“AMBAC”). The aggregate value is $53,311,462 or 82.9% of Net Assets.
(2)	Variable rate security—the rate reflected is as of June 30, 2006; maturity date reflects next reset date.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Repurchase Agreements:

At June 30, 2006, the following Funds held an undivided interest in a joint repurchase agreement with USB Securities, LLC.

Fund	Percentage Interest	Principal Amount
GNMA	1.32%	$1,647,000
Strategic Bond	9.20	11,498,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated June 30, 2006, bearing interest at a rate of 4.40% per annum, with a principal amount of $125,000,000, a repurchase price of $125,045,833, and a maturity date of July 3, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.00%	01/15/26	$45,526,000	$46,437,500
U.S. Treasury Inflation Index Bonds	3.88	04/15/29	79,474,000	81,064,961

Note 3. Transactions with Affiliates:

As disclosed in the Portfolio of Investments, certain Funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the three months ended June 30, 2006, the following Funds recorded realized gains (losses) and income on security transactions of affiliates of AIG as follows:

Fund	Security	Income	Market Value at March 31, 2006	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at June 30, 2006
Strategic Bond	Riviera Holdings Corp. 11.00% due 06/15/10	$3,713	$143,437	$—	$—	$—	$(674)	$142,763
High Yield Bond	Riviera Holdings Corp. 11.00% due 06/15/10	22,000	850,000	—	—	—	(4,000)	846,000

Note 4. Federal Income Taxes:

As of June 30, 2006, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$175,271,220	$415,828,396	$504,352,836	$246,834,075	$62,376,505

Appreciation	166,239	230,975	6,870,333	22,698,882	1,648,491
Depreciation	(6,761,636)	(12,562,562)	(14,253,070)	(13,830,724)	(203,942)

Unrealized appreciation (depreciation) — net	$(6,595,397)	$(12,331,587)	$(7,382,737)	$8,868,158	$1,444,549

Note 5. Other Information:

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of the Adviser, the Distributor and AIGGIC, the Subadviser to certain Funds, (the “Subadviser”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Trust.

AIG, without admitting or denying the allegations in the complaint except as to jurisdiction, consented to the entry of an injunction against further violations of the statues referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, the Distributor and the Subadviser received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser, the Subadviser and the Distributor, to continue to serve as investment adviser, sub-adviser, and principal underwriter of the Funds. The Adviser, the Distributor and the Subadvisor expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, the Subadviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: August 29, 2006

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 29, 2006